FS Credit Income Fund

Unaudited Consolidated Schedule of Investments

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—20.1%
ACProducts, Inc., S+425, 0.5% Floor, 5/17/28	(d)	Building Materials	$3,448	$3,181	$2,992
AI Silk Holdco 2 Ltd., E+1025, 1.0% Floor, 5/19/29	(d)(e)	Software	€1,610	1,691	1,709
American Greetings Corp., S+600, 1.0% Floor, 4/6/28	(d)	Consumer Products	$1,057	1,029	1,061
AP Core Holdings II LLC, S+550, 0.8% Floor, 9/1/27	(d)	Media Entertainment	7,226	7,108	7,096
Arsenal AIC Parent LLC, S+450, 8/18/30	(d)	Mining	948	945	949
Augusta Sportswear Group, Inc., S+650, 1.0% Floor, 11/21/29	(d)	Retail	2,822	2,766	2,770
Avalara, Inc., S+725, 0.8% Floor, 10/19/28	(d)(e)	Software	4,653	4,556	4,616
Avalara, Inc., S+725, 0.8% Floor, 10/19/28	(d)(e)(f)	Software	465	456	462
Bausch & Lomb Corp., S+325, 0.5% Floor, 5/10/27	(d)	Healthcare-Services	4,561	4,366	4,463
Bausch Health Companies, Inc., S+525, 0.5% Floor, 2/1/27	(d)	Pharmaceuticals	2,995	2,396	2,367
Casper BidCo SAS, E+550, 7/31/26	(d)	Consumer, Cyclical	€985	1,043	1,073
CD&R Firefly Bidco Ltd., SONIA+600, 6/21/28	(d)	Retail	£1,405	1,770	1,752
Charlotte Buyer, Inc., S+525, 0.5% Floor, 2/11/28	(d)	Healthcare-Services	$3,653	3,587	3,662
Cinemark USA, Inc., S+375, 0.5% Floor, 5/24/30	(d)	Leisure Time	1,087	1,072	1,088
Cloud Software Group, Inc., S+450, 0.5% Floor, 3/30/29	(d)	Software	1,157	1,114	1,137
ClubCorp Holdings, Inc., S+500, 9/18/26	(d)	Leisure Time	5,232	5,035	5,177
ClubCorp Holdings, Inc., S+500, 0.8% Floor, 7/27/28	(d)(g)	Technology	314	208	206
Coupa Holdings LLC, S+750, 0.8% Floor, 2/27/30	(d)(e)	Technology	1,339	1,308	1,350
Coupa Holdings LLC, S+750, 0.8% Floor, 2/27/30	(d)(e)(f)	Technology	120	118	120
Coupa Holdings LLC, S+750, 0.8% Floor, 2/27/29	(d)(e)(f)	Technology	92	90	92
Covetrus, Inc., S+500, 0.5% Floor, 10/13/29	(d)	Pharmaceuticals	1,228	1,166	1,228
Crewline Buyer, Inc., S+675, 1.0% Floor, 11/8/30	(d)(e)	Software	2,241	2,187	2,206
Crewline Buyer, Inc., S+675, 1.0% Floor, 11/8/30	(d)(e)(f)	Software	233	228	230
Crown Finance U.S., Inc., S+150, 1.0% Floor, 7/31/28	(d)	Consumer, Cyclical	7,592	7,675	7,694
DirecTV Financing LLC, S+525, 0.8% Floor, 8/2/29	(d)	Media Entertainment	1,660	1,632	1,662
Disco Parent, Inc., S+750, 1.0% Floor, 3/30/29	(d)(e)	Software	5,540	5,416	5,490
Disco Parent, Inc., S+750, 1.0% Floor, 3/30/29	(d)(e)(f)	Software	554	542	549
Discovery Purchaser Corp., S+438, 0.5% Floor, 10/4/29	(d)	Finance	3,585	3,390	3,554
East Valley Tourist Development Authority, S+750, 1.0% Floor, 11/23/26	(d)(e)	Leisure Time	5,491	5,427	5,348
Endo Luxembourg Finance Co. I S.à r.l., P+600, 0.8% Floor, 3/27/28	(d)(m)	Pharmaceuticals	1,853	1,616	1,279
Endure Digital, Inc., S+350, 2/10/26	(d)(e)	Internet	860	764	821
Endure Digital, Inc., S+350, 2/10/26	(d)(e)(f)	Internet	200	200	192
Endure Digital, Inc., S+350, 0.8% Floor, 2/10/28	(d)	Internet	1,349	1,220	1,315
Evanston Hosp Corp., S+1025, 4/29/25	(d)(e)	Healthcare-Services	121	121	121
Garrett Motion, Inc., S+450, 0.5% Floor, 4/30/28	(d)	Automotive	1,550	1,501	1,554
Global Blue Acquisition BV, E+500, 11/22/30	(d)	Finance	€1,495	1,590	1,624
Gordian Medical, Inc., S+625, 1/31/27	(d)	Healthcare-Services	$859	850	449
GoTo Group, Inc., S+475, 8/31/27	(d)	Telecommunications	1,369	978	625
Greenway Health LLC, S+600, 0.8% Floor, 4/1/29	(d)	Software	1,057	1,026	1,040
Hanger, Inc., S+625, 1.0% Floor, 10/3/28	(d)(e)	Healthcare-Services	3,042	2,981	3,052
Hexion Holdings Corp., S+450, 0.5% Floor, 3/15/29	(d)	Chemicals	1,275	1,216	1,224
Hilton Grand Vacations Borrower LLC, S+275, 1/17/31	(d)	Lodging	1,390	1,386	1,389
Houghton Mifflin Harcourt Publishing Co., S+525, 0.5% Floor, 4/9/29	(d)	Media Entertainment	3,531	3,448	3,428
Houghton Mifflin Harcourt Publishing Co., S+800, 1.0% Floor, 4/7/28	(d)	Media Entertainment	398	384	405
Jack Ohio Finance LLC, S+475, 0.8% Floor, 10/4/28	(d)	Lodging	1,278	1,274	1,264
Knitwell Borrower LLC, S+800, 1.0% Floor, 7/28/27	(d)(e)	Retail	6,597	6,391	6,524
LBM Acquisition LLC, S+375, 0.8% Floor, 12/17/27	(d)	Retail	1,444	1,296	1,434
LHS Borrower LLC, S+475, 0.5% Floor, 2/16/29	(d)	Building Materials	2,605	2,320	2,442
Lightstone Holdco LLC, S+575, 1.0% Floor, 1/29/27	(d)	Electric	3,940	3,537	3,767
Mallinckrodt International Finance SA, S+950, 4.5% Floor, 11/14/28	(d)(g)	Pharmaceuticals	1,711	1,841	1,841
Neptune Bidco U.S., Inc., S+500, 0.5% Floor, 4/11/29	(d)	Commercial Services	2,320	2,075	2,138

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Neptune Bidco U.S., Inc., S+475, 0.5% Floor, 4/11/29	(d)	Commercial Services	$2,755	$2,427	$2,531
Ontario Gaming GTA LP, S+425, 0.5% Floor, 8/1/30	(d)	Gaming	805	797	807
PMHC II, Inc., S+425, 0.5% Floor, 4/23/29	(d)	Chemicals	2,891	2,625	2,765
PT Intermediate Holdings III LLC, S+650, 0.8% Floor, 11/1/28	(d)(f)	Restaurants	313	311	316
PT Intermediate Holdings III LLC, S+650, 0.8% Floor, 11/1/28	(d)	Restaurants	761	752	767
Quorum Health Corp., S+825, 1.0% Floor, 4/29/25	(d)	Healthcare-Services	1,066	1,058	666
Riverbed Technology, Inc., S+450, 7/1/28	(d)	Technology	213	496	146
SCUR-Alpha 1503 GmbH, S+550, 0.5% Floor, 3/29/30	(d)	Services	4,510	4,125	4,233
Signal Parent, Inc., S+350, 0.8% Floor, 4/3/28	(d)	Services	2,340	1,951	2,115
Speed Midco 3 S.à r.l., E+640, 5/16/29	(d)(e)	Services	€3,920	4,148	4,296
Springs Windows Fashions LLC, S+400, 0.8% Floor, 10/6/28	(d)	Housewares	$1,136	1,037	1,015
SVF II Finco Cayman LP, 6.0% Fixed, 12/23/25	(d)(e)	Diversified Financial Services	2,776	2,778	2,729
Talen Energy Supply LLC, S+450, 0.5% Floor, 5/17/30	(d)	Electric	1,484	1,462	1,489
Torrid LLC, S+550, 0.8% Floor, 6/14/28	(d)	Retail	2,103	2,089	1,776
US Radiology Specialists, Inc., S+525, 0.5% Floor, 12/15/27	(d)	Healthcare-Services	2,885	2,784	2,879
W.R. Grace & Co.-Conn., S+375, 0.5% Floor, 9/22/28	(d)	Chemicals	1,442	1,429	1,445
Worldwide Express Operations LLC, S+400, 0.8% Floor, 7/26/28	(d)	Transportation	585	552	576
Total Senior Secured Loans—First Lien				140,338	140,582
Unfunded Loan Commitments				(1,945)	(1,945)
Net Senior Secured Loans—First Lien				138,393	138,637
Senior Secured Loans—Second Lien—2.9%
Charlotte Buyer, Inc., S+825, 0.5% Floor, 8/11/28	(d)	Healthcare-Services	6,550	6,183	6,550
Hexion Holdings Corp., S+744, 0.5% Floor, 3/15/30	(d)	Chemicals	15,665	13,351	13,464
Mcafee LLC, S+825, 0.8% Floor, 7/27/29	(d)	Computers	555	550	202
Quorum Health Corp., S+1025, 1.0% Floor, 4/29/25	(d)(e)(g)	Healthcare-Services	134	134	134
Total Senior Secured Loans—Second Lien				20,218	20,350
Senior Secured Bonds—17.5%
3R Lux SARL, 9.8%, 2/5/31	(g)(h)	Oil & Gas	1,010	1,004	1,008
Advantage Sales & Marketing, Inc., 6.5%, 11/15/28	(h)(i)	Advertising	1,537	1,306	1,447
Allwyn Entertainment Financing U.K. PLC, 7.3%, 4/30/30	(i)(j)	Entertainment	€1,030	1,168	1,179
Altice France SA, 5.1%, 1/15/29	(h)(i)	Telecommunications	$573	469	425
Altice France SA, 5.1%, 7/15/29	(h)(i)	Telecommunications	366	295	268
Altice France SA, 5.5%, 10/15/29	(h)(i)	Telecommunications	3,217	2,442	2,374
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.8%, 4/20/29	(h)(i)	Airlines	2,148	2,070	2,111
Bausch & Lomb Escrow Corp., 8.4%, 10/1/28	(h)(i)	Healthcare-Products	748	745	777
Bausch Health Cos., Inc., 5.8%, 8/15/27	(h)(i)	Pharmaceuticals	472	368	282
Bausch Health Cos., Inc., 6.1%, 2/1/27	(h)(i)	Pharmaceuticals	2,983	2,323	1,890
Bausch Health Cos., Inc., 11.0%, 9/30/28	(h)(i)	Pharmaceuticals	500	407	341
Bausch Health Cos., Inc., 14.0%, 10/15/30	(h)(i)	Pharmaceuticals	125	180	70
Bishopsgate Asset Finance Ltd., 4.8%, 8/14/44	(i)	Diversified Financial Services	£193	169	174
Borr IHC Ltd. / Borr Finance LLC, 10.0%, 11/15/28	(h)(i)	Oil & Gas	$1,820	1,879	1,890
Borr IHC Ltd. / Borr Finance LLC, 10.4%, 11/15/30	(h)(i)	Oil & Gas	417	405	434
Calderys Financing LLC, 11.3%, 6/1/28	(h)(i)	Miscellaneous Manufacturing	1,493	1,493	1,589
Cerdia Finanz GmbH, 10.5%, 2/15/27	(h)	Chemicals	506	517	520
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.4%, 12/1/61	(i)	Media Entertainment	381	245	256
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5%, 4/1/63	(i)	Media Entertainment	812	618	660

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.5%, 10/23/45	(i)	Media Entertainment	$684	$583	$658
CHS/Community Health Systems, Inc., 6.0%, 1/15/29	(h)(i)	Healthcare-Services	2,315	2,016	2,094
Cloud Software Group, Inc., 6.5%, 3/31/29	(h)(i)(k)	Software	4,032	3,611	3,768
Cloud Software Group, Inc., 9.0%, 9/30/29	(h)(i)(k)	Software	8,059	7,069	7,635
Connect Finco SARL / Connect US Finco LLC, 6.8%, 10/1/26	(h)(i)	Telecommunications	831	785	813
Coronado Finance Pty. Ltd., 10.8%, 5/15/26	(h)(i)	Coal	482	483	507
Digicel International Finance Ltd. / Digicel international Holdings Ltd., 9.0%, 5/25/27		Telecommunications	4,413	4,226	4,136
Directv Financing LLC, 8.9%, 2/1/30	(h)(i)	Media Entertainment	1,060	1,060	1,082
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.9%, 8/15/27	(h)(i)(k)	Media Entertainment	5,013	4,458	4,770
DISH DBS Corp., 5.3%, 12/1/26	(h)	Media Entertainment	6,865	5,826	5,419
Diversified Healthcare Trust, 0.0%, 1/15/26	(h)(i)(l)	Real Estate Investment Trusts	3,104	2,567	2,612
Eagle Intermediate Global Holding BV / Eagle U.S. Finance LLC, 7.5%, 5/1/25	(h)	Textiles	1,339	1,307	891
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc., 6.1%, 4/1/29	(h)(m)	Pharmaceuticals	3,440	3,358	2,262
Evergreen Acqco 1 LP / TVI, Inc., 9.8%, 4/26/28	(h)(i)	Retail	2,778	2,820	2,986
Frontier Communications Holdings LLC, 6.0%, 1/15/30	(h)(i)	Telecommunications	215	175	182
Frontier Communications Holdings LLC, 6.8%, 5/1/29	(h)(i)	Telecommunications	347	291	308
Frontier Communications Holdings LLC, 8.6%, 3/15/31	(h)(i)	Telecommunications	812	783	825
GN Bondco LLC, 9.5%, 10/15/31	(h)(i)	Transportation	468	450	462
GoTo Group, Inc., 5.5%, 9/1/27	(h)	Telecommunications	260	160	107
GrafTech Global Enterprises, Inc., 9.9%, 12/15/28	(h)(i)	Machinery-Diversified	834	815	624
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc., 6.6%, 1/15/32	(h)	Lodging	248	248	249
Jerrold Finco PLC, 4.9%, 1/15/26	(i)(j)	Diversified Financial Services	£510	551	630
Jerrold Finco PLC, 5.3%, 1/15/27	(i)(j)	Diversified Financial Services	2,690	3,213	3,196
Latam Airlines Group SA, 13.4%, 10/15/27	(h)(i)	Airlines	$1,142	1,205	1,280
Latam Airlines Group SA, 13.4%, 10/15/29	(h)(i)	Airlines	1,824	1,973	2,100
LCPR Senior Secured Financing DAC, 5.1%, 7/15/29	(h)(i)(k)	Media Entertainment	2,079	1,681	1,831
LCPR Senior Secured Financing DAC, 6.8%, 10/15/27	(h)(i)	Media Entertainment	1,062	970	1,024
LifePoint Health, Inc., 9.9%, 8/15/30	(h)(i)	Healthcare-Services	260	253	266
LifePoint Health, Inc., 11.0%, 10/15/30	(h)(i)	Healthcare-Services	1,104	1,088	1,176
Lottomatica SpA, 7.1%, 6/1/28	(j)	Entertainment	€860	932	986
Macy's Retail Holdings LLC, 6.7%, 7/15/34	(h)	Retail	$1,738	1,449	1,439
Nabors Industries, Inc., 9.1%, 1/31/30	(h)(i)	Oil & Gas	4,097	4,086	4,172
Neptune Bidco U.S., Inc., 9.3%, 4/15/29	(h)(i)	Commercial Services	1,421	1,312	1,358
Newfold Digital Holdings Group, Inc., 11.8%, 10/15/28	(h)(i)(k)	Internet	3,895	3,933	4,215
Olympus Water U.S. Holding Corp., 9.8%, 11/15/28	(h)(i)(k)	Chemicals	5,780	5,819	6,122
Par Pharmaceutical, Inc., 7.5%, 4/1/27	(h)(m)	Pharmaceuticals	1,377	1,428	910
QVC, Inc., 4.4%, 9/1/28	(i)	Retail	731	556	543
QVC, Inc., 5.5%, 8/15/34	(i)	Retail	622	392	413
Seadrill Finance Ltd., 8.4%, 8/1/30	(h)(i)(k)	Oil & Gas	3,651	3,690	3,802
Shelf Drilling Holdings Ltd., 9.6%, 4/15/29	(h)(i)(k)	Oil & Gas	3,426	3,351	3,326
Shelf Drilling North Sea Holdings Ltd., 10.3%, 10/31/25	(h)(i)	Oil & Gas	5,046	5,056	5,046
Solocal Group, 10.8%, 3/15/25 (E+7.0%)	(n)	Internet	€115	128	26
Solocal Group, Series 8Y, 10.8%, 3/15/25 (E+7.0%)	(n)(r)	Internet	357	318	80
Talen Energy Supply LLC, 8.6%, 6/1/30	(h)(i)(k)	Electric	$2,711	2,719	2,879
Tendam Brands SAU, 11.4%, 3/31/28 (E+7.5%)	(j)(n)	Retail	€202	224	222
Tenet Healthcare Corp., 4.9%, 1/1/26	(i)	Healthcare-Services	$2,951	2,925	2,927
Tenet Healthcare Corp., 6.1%, 6/15/30	(i)	Healthcare-Services	693	693	694
Tenet Healthcare Corp., 6.3%, 2/1/27	(i)	Healthcare-Services	718	689	717
Tenet Healthcare Corp., 6.8%, 5/15/31	(h)(i)	Healthcare-Services	206	192	211

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
TK Elevator Midco GmbH, 4.4%, 7/15/27	(i)(j)	Machinery-Diversified	€300	$318	$317
TMNL Holding BV, 3.8%, 1/15/29	(i)(j)	Telecommunications	825	769	841
TransDigm, Inc., 6.3%, 3/15/26	(h)(k)	Aerospace/Defense	$1,898	1,891	1,887
UKG, Inc., 6.9%, 2/1/31	(g)(h)	Software	1,282	1,282	1,298
Valaris Ltd., 8.4%, 4/30/30	(h)(i)	Oil & Gas	2,312	2,345	2,372
Venture Global Calcasieu Pass LLC, 3.9%, 11/1/33	(h)(i)	Pipelines	710	584	602
Venture Global Calcasieu Pass LLC, 4.1%, 8/15/31	(h)(i)	Pipelines	1,521	1,305	1,346
WR Grace Holdings LLC, 7.4%, 3/1/31	(h)(i)	Chemicals	445	445	454
Total Senior Secured Bonds				120,959	120,793
Unsecured Bonds—41.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.5%, 7/15/25	(i)	Diversified Financial Services	1,818	1,843	1,844
AHP Health Partners, Inc., 5.8%, 7/15/29	(h)(i)(k)	Healthcare-Services	3,650	3,271	3,275
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.9%, 2/15/28	(h)(i)	Food	564	532	564
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.5%, 3/15/26	(h)(i)	Food	471	480	480
Ally Financial, Inc., Series B, 4.7%, 5/15/26 (fixed, converts to FRN on 5/15/26)	(n)(o)	Diversified Financial Services	774	628	630
Alteryx, Inc., 8.8%, 3/15/28	(h)(i)	Software	997	978	1,069
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.6%, 2/1/32	(h)(i)	Pipelines	1,489	1,489	1,481
Archrock Partners LP / Archrock Partners Finance Corp., 6.3%, 4/1/28	(h)(i)(k)	Oil & Gas	1,732	1,678	1,714
Avient Corp., 7.1%, 8/1/30	(h)(i)	Chemicals	913	913	937
Ball Corp., 5.3%, 7/1/25	(i)(k)	Packaging & Containers	4,102	4,076	4,095
Bank of America Corp., MTN, 1.8%, 2/4/25 (fixed, converts to FRN on 2/4/24)	(i)(k)(n)	Banks	5,607	5,536	5,605
Bank of America Corp., 3.4%, 1/23/26 (fixed, converts to FRN on 1/23/25)	(n)	Banks	3,348	3,280	3,280
Bank of America Corp., MTN, 3.4%, 4/2/26 (fixed, converts to FRN on 4/2/25)	(n)	Banks	1,645	1,606	1,608
Bank of Ireland Group PLC, 7.5%, 5/19/25 (fixed, converts to FRN on 5/19/25)	(i)(j)(n)(o)	Banks	€1,665	1,671	1,818
Bausch Health Cos., Inc., 5.3%, 1/30/30	(h)(i)	Pharmaceuticals	$358	126	146
BAWAG Group AG, EMTN, 2.4%, 3/26/29 (fixed, converts to FRN on 3/26/24)	(j)(n)	Banks	€300	306	323
BAWAG Group AG, 5.0%, 5/14/25 (fixed, converts to FRN on 5/14/25)	(i)(j)(n)(o)	Banks	1,200	1,035	1,142
BellRing Brands, Inc., 7.0%, 3/15/30	(h)(i)(k)	Pharmaceuticals	$2,581	2,581	2,644
Berkeley Group PLC, 2.5%, 8/11/31	(i)(j)	Home Builders	£821	727	798
Blackstone Property Partners Europe Holdings SARL, EMTN, 1.6%, 4/20/30	(i)(j)	Real Estate	€894	731	805
Bombardier, Inc., 6.0%, 2/15/28	(h)(i)	Aerospace/Defense	$1,105	1,086	1,078
Buckeye Partners LP, 5.6%, 10/15/44	(i)	Pipelines	1,488	1,071	1,148
Buckeye Partners LP, 5.9%, 11/15/43	(i)	Pipelines	2,172	1,716	1,775
Builders FirstSource, Inc., 6.4%, 6/15/32	(h)(i)	Building Materials	930	865	949
C&W Senior Financing DAC, 6.9%, 9/15/27	(h)(i)	Telecommunications	784	712	744
Calpine Corp., 5.0%, 2/1/31	(h)(i)	Electric	938	763	852
Capital One Financial Corp., Series M, 4.0%, 9/1/26 (fixed, converts to FRN on 9/1/26)	(i)(n)(o)	Diversified Financial Services	1,633	1,250	1,419
Capital One Financial Corp., 5.0%, 7/24/26 (fixed, converts to FRN on 7/24/25)	(i)(n)	Diversified Financial Services	937	929	932
Carnival Holdings Bermuda Ltd., 10.4%, 5/1/28	(h)(i)(k)	Leisure Time	4,632	4,977	5,070
Catalent Pharma Solutions, Inc., 3.1%, 2/15/29	(h)	Healthcare-Services	131	112	115
Catalent Pharma Solutions, Inc., 3.5%, 4/1/30	(h)(i)	Healthcare-Services	1,146	984	1,008
CCO Holdings LLC / CCO Holdings Capital Corp., 4.3%, 2/1/31	(h)(i)	Media Entertainment	380	304	322
CCO Holdings LLC / CCO Holdings Capital Corp., 4.5%, 5/1/32	(i)	Media Entertainment	1,990	1,526	1,661

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Chemours Co., 5.8%, 11/15/28	(h)(i)(k)	Chemicals	$3,479	$3,147	$3,286
Cinemark USA, Inc., 5.3%, 7/15/28	(h)(i)(k)	Entertainment	2,867	2,586	2,647
Crocs, Inc., 4.1%, 8/15/31	(h)(i)	Apparel	639	517	545
Crocs, Inc., 4.3%, 3/15/29	(h)(i)	Apparel	671	579	608
CSC Holdings LLC, 4.1%, 12/1/30	(h)(i)	Media Entertainment	1,040	756	752
CSC Holdings LLC, 4.5%, 11/15/31	(h)(i)	Media Entertainment	3,894	2,814	2,798
CSC Holdings LLC, 6.5%, 2/1/29	(h)(i)(k)	Media Entertainment	4,157	3,763	3,538
CSC Holdings LLC, 11.8%, 1/31/29	(h)	Media Entertainment	576	576	585
DaVita, Inc., 4.6%, 6/1/30	(h)(i)(k)	Healthcare-Services	3,442	2,845	3,048
Dealer Tire LLC / DT Issuer LLC, 8.0%, 2/1/28	(h)(i)	Distribution/Wholesale	1,403	1,317	1,391
Deutsche Bank AG, 7.1%, 2/10/34 (fixed, converts to FRN on 11/10/32)	(i)(n)	Banks	827	762	844
Deutsche Bank AG, 10.0%, 12/1/27 (fixed, converts to FRN on 12/1/27)	(i)(j)(n)(o)	Banks	€400	431	467
DISH DBS Corp., 5.1%, 6/1/29		Media Entertainment	$901	498	346
DISH DBS Corp., 7.4%, 7/1/28		Media Entertainment	547	333	241
DT Midstream, Inc., 4.1%, 6/15/29	(h)(i)	Pipelines	625	589	575
DT Midstream, Inc., 4.4%, 6/15/31	(h)(i)	Pipelines	1,349	1,313	1,210
Encino Acquisition Partners Holdings LLC, 8.5%, 5/1/28	(h)(i)	Oil & Gas	615	571	611
Energy Transfer LP, Series G, 7.1%, 5/15/30 (fixed, converts to FRN on 5/15/30)	(i)(n)(o)	Pipelines	4,300	3,645	4,167
Energy Transfer LP, Series A, 9.7%, 2/2/24 (L+4.0%)	(i)(n)(o)	Pipelines	3,425	3,217	3,356
EnLink Midstream Partners LP, 5.1%, 4/1/45	(i)	Pipelines	1,642	1,204	1,336
EnLink Midstream Partners LP, 5.5%, 6/1/47	(i)	Pipelines	1,021	804	888
EnLink Midstream Partners LP, 5.6%, 4/1/44	(i)	Pipelines	636	505	565
EnLink Midstream Partners LP, Series C, 9.8%, 2/20/24 (S+4.4%)	(i)(n)(o)	Pipelines	3,659	3,157	3,433
EP Infrastructure AS, 1.8%, 3/2/31	(i)(j)	Gas	€2,428	1,972	2,086
EPR Properties, 3.6%, 11/15/31	(k)	Real Estate Investment Trusts	$2,510	1,908	2,101
EPR Properties, 4.5%, 6/1/27	(i)	Real Estate Investment Trusts	531	479	506
EQM Midstream Partners LP, 6.0%, 7/1/25	(h)(k)	Pipelines	2,449	2,436	2,446
First Horizon Corp., 4.0%, 5/26/25	(i)	Banks	3,720	3,616	3,666
Ford Motor Credit Co. LLC, 3.6%, 6/17/31	(i)	Auto Manufacturers	803	660	691
Ford Motor Credit Co. LLC, 4.1%, 8/4/25	(i)	Auto Manufacturers	413	401	404
Ford Motor Credit Co. LLC, 4.3%, 1/9/27	(i)	Auto Manufacturers	222	229	214
Ford Motor Credit Co. LLC, 7.4%, 11/4/27	(i)	Auto Manufacturers	471	471	496
Ford Motor Credit Co. LLC, 7.4%, 3/6/30		Auto Manufacturers	960	971	1,028
Frontier Florida LLC, Series E, 6.9%, 2/1/28	(i)	Telecommunications	1,477	1,417	1,423
Frontier North, Inc., Series G, 6.7%, 2/15/28	(i)	Telecommunications	5,029	4,868	4,831
Gates Global LLC / Gates Corp., 6.3%, 1/15/26	(h)(i)(k)	Miscellaneous Manufacturing	4,810	4,787	4,815
Grifols SA, 3.9%, 10/15/28	(i)(j)	Pharmaceuticals	€2,474	2,309	2,266
HCA, Inc., 5.4%, 2/1/25	(i)(k)	Healthcare-Services	$3,597	3,586	3,595
Helix Energy Solutions Group, Inc., 9.8%, 3/1/29	(h)(i)	Oil & Gas	2,435	2,439	2,557
Hess Midstream Operations LP, 4.3%, 2/15/30	(h)(k)	Pipelines	1,020	908	939
Hess Midstream Operations LP, 5.1%, 6/15/28	(h)(i)	Pipelines	202	187	196
Hilton Domestic Operating Co., Inc., 5.4%, 5/1/25	(h)(i)	Lodging	360	360	360
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.0%, 6/1/29	(h)(i)	Lodging	1,054	905	975
Howard Midstream Energy Partners LLC, 8.9%, 7/15/28	(h)(i)	Pipelines	1,550	1,556	1,629
ING Groep NV, 5.8%, 11/16/26 (fixed, converts to FRN on 11/16/26)	(i)(n)(o)	Banks	1,315	1,194	1,238
Intesa Sanpaolo SpA, 4.2%, 6/1/32 (fixed, converts to FRN on 6/1/31)	(h)(i)(n)	Banks	813	655	674
Intesa Sanpaolo SpA, 5.0%, 6/26/24	(h)(i)	Banks	5,010	4,951	4,979
JPMorgan Chase & Co., 2.0%, 3/13/26 (fixed, converts to FRN on 3/13/25)	(n)	Banks	683	657	658

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Kaiser Aluminum Corp., 4.5%, 6/1/31	(h)(i)	Mining	$692	$528	$592
LBM Acquisition LLC, 6.3%, 1/15/29	(h)(i)	Retail	1,611	1,394	1,464
Life Time, Inc., 8.0%, 4/15/26	(h)(i)(k)	Leisure Time	2,184	2,179	2,189
Lloyds Banking Group PLC, 7.5%, 6/27/24 (fixed, converts to FRN on 6/27/24)	(i)(n)(o)	Banks	1,926	1,862	1,909
Lloyds Banking Group PLC, 7.5%, 9/27/25 (fixed, converts to FRN on 9/27/25)	(i)(n)(o)	Banks	1,230	1,182	1,204
Lloyds Banking Group PLC, 8.5%, 9/27/27 (fixed, converts to FRN on 9/27/27)	(i)(n)(o)	Banks	£2,464	2,723	3,156
Logicor Financing SARL, EMTN, 0.9%, 1/14/31	(i)(j)	Real Estate	€948	744	801
Logicor Financing SARL, EMTN, 2.0%, 1/17/34	(i)(j)	Real Estate	1,234	932	1,041
Matador Resources Co., 6.9%, 4/15/28	(h)(i)	Oil & Gas	$1,285	1,273	1,317
Methanex Corp., 5.7%, 12/1/44	(i)	Chemicals	956	696	806
MGM Resorts International, 4.8%, 10/15/28	(i)	Lodging	1,237	1,154	1,173
MGM Resorts International, 5.8%, 6/15/25	(i)	Lodging	618	616	619
MGM Resorts International, 6.8%, 5/1/25	(i)	Lodging	956	958	959
Mineral Resources Ltd., 8.5%, 5/1/30	(h)(i)	Iron/Steel	585	588	602
Mineral Resources Ltd., 9.3%, 10/1/28	(h)(i)	Iron/Steel	1,556	1,556	1,645
MIWD Holdco II LLC / MIWD Finance Corp., 5.5%, 2/1/30	(h)	Building Materials	3,919	3,291	3,571
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/26	(h)(i)	Oil & Gas	188	178	187
Moss Creek Resources Holdings, Inc., 10.5%, 5/15/27	(h)(i)	Oil & Gas	750	743	772
MPT Operating Partnership LP / MPT Finance Corp., 1.0%, 10/15/26	(i)	Real Estate Investment Trusts	€2,670	2,251	2,185
MPT Operating Partnership LP / MPT Finance Corp., 3.5%, 3/15/31	(i)	Real Estate Investment Trusts	$2,224	1,533	1,365
MPT Operating Partnership LP / MPT Finance Corp., 3.7%, 6/5/28	(i)	Real Estate Investment Trusts	£922	850	789
MPT Operating Partnership LP / MPT Finance Corp., 4.6%, 8/1/29	(i)	Real Estate Investment Trusts	$3,620	2,765	2,452
MPT Operating Partnership LP / MPT Finance Corp., 5.0%, 10/15/27	(i)	Real Estate Investment Trusts	1,407	1,096	1,066
Nabors Industries Ltd., 7.5%, 1/15/28	(h)(i)	Oil & Gas	1,817	1,649	1,665
Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/28	(h)(i)	Diversified Financial Services	579	520	550
Nationstar Mortgage Holdings, Inc., 7.1%, 2/1/32	(h)	Diversified Financial Services	362	359	359
NatWest Group PLC, 5.1%, 5/12/27 (fixed, converts to FRN on 5/12/27)	(i)(n)(o)	Banks	£1,750	1,666	2,006
NatWest Group PLC, 8.0%, 8/10/25 (fixed, converts to FRN on 8/10/25)	(i)(n)(o)	Banks	$4,262	4,163	4,282
Necessity Retail REIT, Inc. / American Finance Operating Partner LP, 4.5%, 9/30/28	(h)(i)	Real Estate Investment Trusts	1,502	1,240	1,272
Newfold Digital Holdings Group, Inc., 6.0%, 2/15/29	(h)(i)	Internet	1,564	1,191	1,184
NFP Corp., 6.9%, 8/15/28	(h)(i)	Diversified Financial Services	1,673	1,479	1,684
Nokia OYJ, 6.6%, 5/15/39	(i)	Telecommunications	1,280	1,238	1,259
Northern Oil & Gas, Inc., 8.1%, 3/1/28	(h)(i)	Oil & Gas	332	330	337
Northern Oil & Gas, Inc., 8.8%, 6/15/31	(h)(i)(k)	Oil & Gas	2,755	2,778	2,883
NOVA Chemicals Corp., 4.3%, 5/15/29	(h)(i)	Chemicals	1,800	1,531	1,518
NOVA Chemicals Corp., 4.9%, 6/1/24	(h)	Chemicals	692	685	689
NOVA Chemicals Corp., 5.3%, 6/1/27	(h)(i)	Chemicals	1,176	1,140	1,095
NRG Energy, Inc., 3.6%, 2/15/31	(h)	Electric	1,955	1,556	1,679
NRG Energy, Inc., 3.9%, 2/15/32	(h)	Electric	1,977	1,553	1,697
NRG Energy, Inc., 5.3%, 6/15/29	(h)(i)	Electric	1,183	1,066	1,135
NRG Energy, Inc., 10.3%, 3/15/28 (fixed, converts to FRN on 3/15/28)	(h)(i)(n)(o)	Electric	6,552	6,368	6,911
Occidental Petroleum Corp., 6.5%, 9/15/36	(i)	Oil & Gas	961	983	1,026
Occidental Petroleum Corp., 6.6%, 3/15/46	(i)	Oil & Gas	138	142	149
Occidental Petroleum Corp., 8.0%, 6/15/39	(i)	Oil & Gas	632	754	739

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Olympus Water U.S. Holding Corp., 5.4%, 10/1/29	(i)(j)	Chemicals	€326	$265	$312
OneMain Finance Corp., 4.0%, 9/15/30	(i)	Diversified Financial Services	$20	20	17
OneMain Finance Corp., 5.4%, 11/15/29	(i)	Diversified Financial Services	916	804	848
OneMain Finance Corp., 6.6%, 1/15/28	(i)	Diversified Financial Services	667	642	665
Open Text Corp., 3.9%, 12/1/29	(h)(i)	Software	137	112	124
Open Text Holdings, Inc., 4.1%, 12/1/31	(h)(i)	Software	606	487	539
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.3%, 1/15/29	(h)(i)	Advertising	104	84	93
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.6%, 3/15/30	(h)(i)	Advertising	703	586	623
Pediatrix Medical Group, Inc., 5.4%, 2/15/30	(h)(i)	Healthcare-Services	911	784	817
Penn Entertainment, Inc., 4.1%, 7/1/29	(h)(i)	Entertainment	1,701	1,415	1,456
Permian Resources Operating LLC, 9.9%, 7/15/31	(h)(i)	Oil & Gas	1,412	1,446	1,565
Petroleos Mexicanos, EMTN, 3.8%, 2/21/24	(i)(j)	Oil & Gas	€2,600	2,810	2,806
Petroleos Mexicanos, 6.6%, 6/15/35	(i)	Oil & Gas	$727	519	548
PetSmart, Inc. / PetSmart Finance Corp., 7.8%, 2/15/29	(h)(i)(k)	Retail	4,160	4,092	4,025
Pike Corp., 8.6%, 1/31/31	(h)(i)	Electric	1,199	1,218	1,270
Plains All American Pipeline LP, Series B, 9.8%, 4/1/24 (S+4.4%)	(i)(n)(o)	Pipelines	502	461	499
Post Holdings, Inc., 5.5%, 12/15/29	(h)(i)	Food	823	777	796
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.9%, 9/1/31	(h)(i)	Entertainment	908	663	660
Raising Cane's Restaurants LLC, 9.4%, 5/1/29	(h)(i)	Retail	1,358	1,358	1,457
RingCentral, Inc., 8.5%, 8/15/30	(h)(i)(k)	Software	3,223	3,222	3,326
Royal Caribbean Cruises Ltd., 9.3%, 1/15/29	(h)(i)(k)	Leisure Time	3,238	3,312	3,480
SeaWorld Parks & Entertainment, Inc., 5.3%, 8/15/29	(h)(i)	Entertainment	2,288	1,986	2,133
Service Properties Trust, 5.5%, 12/15/27	(i)(k)	Real Estate Investment Trusts	1,500	1,355	1,412
Signal Parent, Inc., 6.1%, 4/1/29	(h)(i)	Commercial Services	1,136	1,126	805
Sirius XM Radio, Inc., 3.9%, 9/1/31	(h)(i)	Media Entertainment	1,799	1,400	1,501
Spectrum Brands, Inc., 5.0%, 10/1/29	(h)(i)	Household Products/Wares	61	56	59
Spectrum Brands, Inc., 5.5%, 7/15/30	(h)(i)	Household Products/Wares	1,446	1,459	1,422
Sprint LLC, 7.1%, 6/15/24	(i)(k)	Telecommunications	3,756	3,772	3,774
Station Casinos LLC, 4.6%, 12/1/31	(h)(i)(k)	Lodging	1,899	1,561	1,706
Sterling Entertainment Enterprises LLC, 10.3%, 1/15/25	(e)	Media Entertainment	813	801	807
Terex Corp., 5.0%, 5/15/29	(h)(i)	Machinery-Construction & Mining	723	675	684
Teva Pharmaceutical Finance Netherlands II BV, 7.9%, 9/15/31	(i)	Pharmaceuticals	€3,219	3,596	3,948
Thor Industries, Inc., 4.0%, 10/15/29	(h)	Home Builders	$2,312	1,912	2,049
TI Automotive Finance PLC, 3.8%, 4/15/29	(i)(j)	Auto Parts & Equipment	€3,055	2,799	3,028
Tidewater, Inc., 10.4%, 7/3/28	(h)	Oil & Gas	$1,100	1,090	1,171
TransDigm, Inc., 5.5%, 11/15/27	(i)	Aerospace/Defense	946	914	921
TUI Cruises GmbH, 6.5%, 5/15/26	(i)(j)	Leisure Time	€4,752	5,056	5,110
Uber Technologies, Inc., 8.0%, 11/1/26	(h)(i)	Internet	$2,134	2,170	2,174
UniCredit SpA, 8.0%, 6/3/24 (fixed, converts to FRN on 6/3/24)	(i)(j)(n)(o)	Banks	1,818	1,790	1,817
Vibrantz Technologies, Inc., 9.0%, 2/15/30	(h)(i)	Chemicals	2,945	2,754	2,448
VICI Properties LP / VICI Note Co., Inc., 4.6%, 6/15/25	(h)(i)	Real Estate Investment Trusts	907	888	894
Victoria's Secret & Co., 4.6%, 7/15/29	(h)(i)(k)	Retail	2,724	2,308	2,306
Viking Cruises Ltd., 7.0%, 2/15/29	(h)(i)(k)	Leisure Time	5,063	4,557	5,059
Viper Energy, Inc., 7.4%, 11/1/31	(h)(i)	Oil & Gas	706	706	731
Vistra Corp., 7.0%, 12/15/26 (fixed, converts to FRN on 12/15/26)	(h)(i)(n)(o)	Electric	972	891	944

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Vistra Corp., 8.0%, 10/15/26 (fixed, converts to FRN on 10/15/26)	(h)(i)(n)(o)	Electric	$4,925	$4,859	$4,915
Vistra Corp., Series C, 8.9%, 1/15/29 (fixed, converts to FRN on 1/15/29)	(g)(h)(n)(o)	Electric	1,231	1,236	1,271
Webster Financial Corp., 4.1%, 3/25/29	(i)	Banks	844	694	798
Wp/ap Telecom Holdings III BV, 5.5%, 1/15/30	(i)(j)	Telecommunications	€3,053	2,714	3,023
WR Grace Holdings LLC, 5.6%, 8/15/29	(h)(i)	Chemicals	$1,573	1,332	1,388
XPO, Inc., 7.1%, 2/1/32	(h)(i)(k)	Transportation	1,090	1,090	1,112
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.9%, 2/1/29	(h)(i)	Software	1,124	965	1,000
Total Unsecured Bonds				276,705	285,660
Collateralized Loan Obligation (CLO) / Structured Credit—29.5%
37 Capital CLO 1 Ltd., Series 2021-1A, Class D, ABS, S+3.8%, 9.1%, 10/15/34	(h)(n)	USD CLO	655	620	639
Accunia European CLO II DAC, Series 2X, Class D, ABS, E+3.0%, 6.9%, 10/15/30	(j)(n)	EUR CLO	€670	663	727
Accunia European CLO III DAC, Series 3X, Class D, ABS, E+3.1%, 7.0%, 1/20/31	(j)(n)	EUR CLO	240	274	255
Alba PLC, Series 2007-1, Class C, CMO, SONIA+0.4%, 5.6%, 3/17/39	(j)(n)	GBP CLO	£490	531	576
Alinea CLO Ltd., Series 2018-1A, Class D, ABS, S+3.4%, 8.7%, 7/20/31	(h)(n)	USD CLO	$595	585	592
Allegro CLO IV Ltd., Series 2016-1X, Class DR, ABS, S+4.1%, 9.4%, 1/15/30	(j)(n)	USD CLO	470	461	470
Allegro CLO V Ltd., Series 2017-1A, Class BR, ABS, S+1.7%, 7.0%, 10/16/30	(h)(n)	USD CLO	250	242	250
ALME Loan Funding III DAC, Series 3X, Class DRRE, ABS, E+2.8%, 6.7%, 4/15/32	(j)(n)	EUR CLO	€450	441	485
ALME Loan Funding V DAC, Series 5A, Class DR, ABS, E+3.1%, 7.0%, 7/15/31	(h)(n)	EUR CLO	256	256	276
ALME Loan Funding V DAC, Series 5X, Class ER, ABS, E+5.4%, 9.4%, 7/15/31	(j)(n)	EUR CLO	220	215	238
AMMC CLO XIII Ltd., Series 2013-13A, Class B1LR, ABS, S+3.9%, 9.2%, 7/24/29	(h)(n)	USD CLO	$540	515	541
Anchorage Capital CLO 20 Ltd., Series 2021-20A, Class D, ABS, S+3.9%, 9.2%, 1/20/35	(h)(n)	USD CLO	455	423	449
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class C, ABS, S+2.1%, 7.4%, 1/28/31	(h)(i)(k)(n)	USD CLO	855	821	847
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, ABS, S+2.9%, 8.2%, 1/28/31	(h)(n)	USD CLO	250	241	246
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class DR2, ABS, S+3.9%, 9.2%, 10/27/34	(h)(n)	USD CLO	250	228	248
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class CR, ABS, E+2.4%, 6.3%, 4/15/34	(j)(n)	EUR CLO	€410	376	437
Anchorage Capital Europe CLO 3 DAC, Series 3X, Class D, ABS, E+3.8%, 7.7%, 7/15/32	(j)(n)	EUR CLO	745	795	805
Anchorage Credit Funding 10 Ltd., Series 2020-10A, Class EV, ABS, 7.1%, 4/25/38	(h)	USD CLO	$250	235	221
Anchorage Credit Funding 12 Ltd., Series 2020-12A, Class D, ABS, 5.9%, 10/25/38	(h)	USD CLO	295	295	269
Anchorage Credit Funding 2 Ltd., Series 2015-2A, Class ERV, ABS, 7.0%, 4/25/38	(h)	USD CLO	250	233	219
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class DR, ABS, 5.8%, 1/28/39	(h)	USD CLO	250	250	228
Anchorage Credit Funding 3 Ltd., Series 2016-3A, Class ER, ABS, 7.2%, 1/28/39	(h)	USD CLO	410	388	358
Anchorage Credit Funding 6 Ltd., Series 2018-6A, Class E, ABS, 6.9%, 7/25/36	(h)	USD CLO	570	548	518
Apex Credit CLO Ltd., Series 2018-1A, Class C, ABS, S+2.2%, 7.5%, 4/25/31	(h)(n)	USD CLO	1,375	1,322	1,347
Apidos CLO XXVIII Ltd., Series 2017-28A, Class C, ABS, S+2.8%, 8.1%, 1/20/31	(h)(n)	USD CLO	835	811	820

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Aqueduct European CLO DAC, Series 2019-4X, Class CR, ABS, E+2.0%, 5.9%, 7/15/32	(j)(n)	EUR CLO	€525	$526	$552
Arbour CLO VII DAC, Series 7A, Class B2E, ABS, E+1.8%, 5.6%, 3/15/33	(h)(n)	EUR CLO	250	239	269
ARES European CLO IX DAC, Series 9X, Class D, ABS, E+2.4%, 6.3%, 10/14/30	(j)(n)	EUR CLO	520	556	545
ARES European CLO IX DAC, Series 9X, Class E, ABS, E+4.4%, 8.3%, 10/14/30	(j)(n)	EUR CLO	290	321	299
ARES European CLO VI DAC, Series 2013-6X, Class ER, ABS, E+5.3%, 9.2%, 4/15/30	(j)(n)	EUR CLO	340	385	366
ARES European CLO X DAC, Series 10X, Class CR, ABS, E+1.9%, 5.8%, 10/15/31	(j)(n)	EUR CLO	795	814	844
ARES European CLO XII DAC, Series 12X, Class DR, ABS, E+3.0%, 7.0%, 4/20/32	(j)(n)	EUR CLO	290	304	307
ARES XL CLO Ltd., Series 2016-40A, Class BRR, ABS, S+2.1%, 7.4%, 1/15/29	(h)(n)	USD CLO	$350	336	351
ARES XLIX CLO Ltd., Series 2018-49A, Class D, ABS, S+3.3%, 8.6%, 7/22/30	(h)(n)	USD CLO	250	246	244
ARES XXXVII CLO Ltd., Series 2015-4A, Class BR, ABS, S+2.1%, 7.4%, 10/15/30	(h)(n)	USD CLO	250	246	248
ARES XXXVII CLO Ltd., Series 2015-4A, Class CR, ABS, S+2.9%, 8.2%, 10/15/30	(h)(n)	USD CLO	2,070	2,007	2,034
ARES XXXVR CLO Ltd., Series 2015-35RA, Class D, ABS, S+3.3%, 8.6%, 7/15/30	(h)(n)	USD CLO	250	250	247
Armada Euro CLO III DAC, Series 3A, Class DR, ABS, E+3.3%, 7.2%, 7/15/31	(h)(n)	EUR CLO	€880	860	947
Atrium IX, Series 9A, Class CR2, ABS, S+2.3%, 7.6%, 5/28/30	(h)(i)(k)(n)	USD CLO	$2,520	2,412	2,511
Atrium IX, Series 9A, Class DR, ABS, S+3.9%, 9.2%, 5/28/30	(h)(n)	USD CLO	1,195	1,180	1,183
Atrium XIII, Series 13A, Class C, ABS, S+2.1%, 7.4%, 11/21/30	(h)(n)	USD CLO	430	417	428
Atrium XIV LLC, Series 14A, Class D, ABS, S+3.2%, 8.5%, 8/23/30	(h)(n)	USD CLO	250	239	250
Aurium CLO III DAC, Series 3X, Class D, ABS, E+3.1%, 7.0%, 4/16/30	(j)(n)	EUR CLO	€300	318	318
Aurium CLO IV DAC, Series 4X, Class D, ABS, E+2.3%, 6.2%, 1/16/31	(j)(n)	EUR CLO	305	306	311
Aurium CLO VII DAC, Series 7X, Class D, ABS, E+3.1%, 7.1%, 5/15/34	(j)(n)	EUR CLO	380	395	401
Avoca Capital CLO X Ltd., Series 10X, Class DRR, ABS, E+3.1%, 7.0%, 4/15/35	(j)(n)	EUR CLO	1,130	1,128	1,191
Avoca CLO XI DAC, Series 11X, Class DR, ABS, E+3.1%, 7.0%, 7/15/30	(j)(n)	EUR CLO	490	498	530
Avoca CLO XI DAC, Series 11X, Class ER, ABS, E+5.0%, 8.9%, 7/15/30	(j)(n)	EUR CLO	210	227	227
Avoca CLO XIII DAC, Series 13X, Class ERR, ABS, E+6.2%, 10.2%, 4/15/34	(j)(n)	EUR CLO	240	231	254
Avoca CLO XIX DAC, Series 19X, Class D, ABS, E+3.2%, 7.1%, 10/15/31	(j)(n)	EUR CLO	840	865	895
Avoca CLO XV DAC, Series 15X, Class ER, ABS, E+4.1%, 8.1%, 4/15/31	(j)(n)	EUR CLO	360	389	366
Avoca CLO XVII DAC, Series 17X, Class CRR, ABS, E+2.2%, 6.1%, 10/15/32	(j)(n)	EUR CLO	860	890	911
Avoca CLO XVIII DAC, Series 18X, Class E, ABS, E+4.6%, 8.5%, 4/15/31	(j)(n)	EUR CLO	195	216	210
Avoca CLO XXII DAC, Series 22A, Class D, ABS, E+2.9%, 6.8%, 4/15/35	(h)(n)	EUR CLO	360	321	375
Avoca CLO XXIII DAC, Series 23X, Class B1, ABS, E+1.5%, 5.4%, 4/15/34	(j)(n)	EUR CLO	455	438	485
Avoca CLO XXIII DAC, Series 23X, Class D, ABS, E+3.1%, 7.0%, 4/15/34	(j)(n)	EUR CLO	285	274	304

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Avoca CLO XXIV DAC, Series 24X, Class DR, ABS, E+3.0%, 6.9%, 7/15/34	(j)(n)	EUR CLO	€165	$164	$171
Avoca CLO XXVI DAC, Series 26X, Class B1, ABS, E+1.8%, 5.7%, 4/15/35	(j)(n)	EUR CLO	355	380	379
Bain Capital Euro CLO DAC, Series 2018-2X, Class D, ABS, E+3.2%, 7.2%, 1/20/32	(j)(n)	EUR CLO	370	360	390
Bain Capital Euro CLO DAC, Series 2021-2X, Class D, ABS, E+3.4%, 7.3%, 7/17/34	(j)(n)	EUR CLO	355	374	367
Barings Euro CLO DAC, Series 2018-1X, Class D, ABS, E+2.3%, 6.2%, 4/15/31	(j)(n)	EUR CLO	190	197	199
Barings Euro CLO DAC, Series 2019-1X, Class CR, ABS, E+3.0%, 6.9%, 10/15/34	(j)(n)	EUR CLO	245	251	262
Barings Euro CLO DAC, Series 2018-2X, Class D, ABS, E+3.2%, 7.1%, 10/15/31	(j)(n)	EUR CLO	920	1,080	978
Barings Euro CLO DAC, Series 2018-3A, Class DE, ABS, E+3.7%, 7.6%, 7/27/31	(h)(n)	EUR CLO	480	525	503
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class B, ABS, S+2.3%, 7.6%, 10/15/30	(h)(n)	USD CLO	$400	386	400
Betony CLO 2 Ltd., Series 2018-1A, Class C, ABS, S+3.2%, 8.5%, 4/30/31	(h)(n)	USD CLO	250	234	248
Bilbao CLO I DAC, Series 1X, Class B, ABS, E+1.7%, 5.7%, 7/20/31	(j)(n)	EUR CLO	€515	527	547
Bilbao CLO I DAC, Series 1X, Class C, ABS, E+2.6%, 6.5%, 7/20/31	(j)(n)	EUR CLO	550	567	588
Bilbao CLO II DAC, Series 2X, Class A2AR, ABS, E+1.6%, 5.6%, 8/20/35	(j)(n)	EUR CLO	465	423	494
Bilbao CLO II DAC, Series 2X, Class BR, ABS, E+2.1%, 6.1%, 8/20/35	(j)(n)	EUR CLO	495	516	516
Bilbao CLO III DAC, Series 3X, Class BR, ABS, E+2.0%, 6.0%, 5/17/34	(j)(n)	EUR CLO	490	509	509
Birch Grove CLO 2 Ltd., Series 2021-2A, Class D2, ABS, S+5.2%, 10.5%, 10/19/34	(h)(n)	USD CLO	$605	599	595
Birch Grove CLO 3 Ltd., Series 2021-3A, Class D2, ABS, S+5.4%, 10.7%, 1/19/35	(h)(n)	USD CLO	885	876	867
Black Diamond CLO DAC, Series 2017-2X, Class CNE, ABS, E+2.0%, 5.9%, 1/20/32	(j)(n)	EUR CLO	€590	609	634
Black Diamond CLO Ltd., Series 2017-1A, Class C, ABS, S+4.2%, 9.5%, 4/24/29	(h)(n)	USD CLO	$590	581	591
BlackRock European CLO 1 DAC, Series 1X, Class DR, ABS, E+2.3%, 6.2%, 3/15/31	(j)(n)	EUR CLO	€300	299	312
BlackRock European CLO IV DAC, Series 4X, Class D, ABS, E+2.7%, 6.6%, 7/15/30	(j)(n)	EUR CLO	900	939	939
BlackRock European CLO X DAC, Series 10X, Class B1R, ABS, E+1.8%, 5.7%, 10/15/34	(j)(n)	EUR CLO	260	267	278
BlueMountain CLO Ltd., Series 2015-4A, Class CR, ABS, S+2.2%, 7.5%, 4/20/30	(h)(n)	USD CLO	$1,080	1,057	1,070
BlueMountain CLO Ltd., Series 2018-1A, Class C, ABS, S+2.3%, 7.6%, 7/30/30	(h)(n)	USD CLO	250	243	247
BlueMountain Fuji EUR CLO V DAC, Series 5X, Class C, ABS, E+2.5%, 6.4%, 1/15/33	(j)(n)	EUR CLO	€865	868	926
BlueMountain Fuji EUR CLO V DAC, Series 5X, Class D, ABS, E+3.9%, 7.8%, 1/15/33	(j)(n)	EUR CLO	160	163	175
BlueMountain Fuji U.S. CLO III Ltd., Series 2017-3A, Class D, ABS, S+2.7%, 8.0%, 1/15/30	(h)(n)	USD CLO	$250	240	241
BNPP AM Euro CLO DAC, Series 2017-1X, Class B, ABS, E+1.6%, 5.5%, 10/15/31	(j)(n)	EUR CLO	€380	395	405
Bosphorus CLO V DAC, Series 5A, Class DE, ABS, E+4.8%, 8.6%, 12/12/32	(h)(n)	EUR CLO	320	354	346
BRAVO Residential Funding Trust, Series 2024-NQM1, Class B1, ABS, 8.0%, 12/1/63	(h)	USD CLO	$511	511	513
BRAVO Residential Funding Trust, Series 2024-NQM1, Class B2, ABS, 8.2%, 12/1/63	(h)(n)	USD CLO	220	210	211

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Bridgepoint CLO 2 DAC, Series 2X, Class C, ABS, E+2.0%, 5.9%, 4/15/35	(j)(n)	EUR CLO	€300	$294	$313
Bridgepoint CLO 2 DAC, Series 2X, Class D, ABS, E+3.0%, 6.9%, 4/15/35	(j)(n)	EUR CLO	310	309	324
Bridgepoint CLO 3 DAC, Series 3X, Class D, ABS, E+3.4%, 7.3%, 1/15/36	(j)(n)	EUR CLO	290	293	306
Buttermilk Park CLO Ltd., Series 2018-1A, Class C, ABS, S+2.4%, 7.7%, 10/15/31	(h)(n)	USD CLO	$250	241	250
BX Trust, Series 2019-OC11, Class E, 4.1%, 12/9/41	(h)(n)	Commercial MBS	1,130	935	980
BX Trust, Series 2021-ARIA, Class D, S+2.0%, 7.3%, 10/15/36	(h)(n)	Commercial MBS	765	730	751
BX Trust, Series 2021-ARIA, Class E, S+2.4%, 7.7%, 10/15/36	(h)(n)	Commercial MBS	855	810	836
BX Trust, Series 2021-ARIA, Class F, S+2.7%, 8.0%, 10/15/36	(h)(n)	Commercial MBS	2,070	1,947	2,019
BX Trust, Series 2018-BILT, Class E, S+2.7%, 8.1%, 5/15/30	(h)(n)	Commercial MBS	1,130	1,115	1,127
Cairn CLO IX DAC, Series 2018-9X, Class C, ABS, E+1.5%, 5.4%, 4/25/32	(j)(n)	EUR CLO	€415	397	438
Cairn CLO VII DAC, Series 2016-7X, Class E, ABS, E+6.4%, 10.3%, 1/31/30	(j)(n)	EUR CLO	440	487	476
Cairn CLO XI DAC, Series 2019-11X, Class D, ABS, E+4.2%, 8.1%, 7/15/32	(j)(n)	EUR CLO	625	683	673
Cairn CLO XIV DAC, Series 2021-14A, Class B1, ABS, E+1.7%, 5.6%, 10/29/34	(h)(n)	EUR CLO	250	241	267
Cairn CLO XIV DAC, Series 2021-14X, Class C, ABS, E+2.1%, 6.0%, 10/29/34	(j)(n)	EUR CLO	320	334	332
Cairn CLO XV DAC, Series 2022-15X, Class B1, ABS, E+1.8%, 5.7%, 4/15/36	(j)(n)	EUR CLO	410	360	436
Canyon Capital CLO Ltd., Series 2014-1A, Class BR, ABS, S+2.1%, 7.4%, 1/30/31	(h)(n)	USD CLO	$665	634	653
Canyon Capital CLO Ltd., Series 2016-2A, Class CR, ABS, S+2.5%, 7.8%, 10/15/31	(h)(n)	USD CLO	285	281	284
Canyon Capital CLO Ltd., Series 2017-1A, Class DR, ABS, S+3.3%, 8.6%, 7/15/30	(h)(n)	USD CLO	1,090	1,070	1,078
Canyon Capital CLO Ltd., Series 2012-1RA, Class D, ABS, S+3.3%, 8.6%, 7/15/30	(h)(n)	USD CLO	795	782	791
Capital Four CLO I DAC, Series 1X, Class C, ABS, E+2.6%, 6.5%, 1/15/33	(j)(n)	EUR CLO	€440	476	469
Capital Four CLO II DAC, Series 2X, Class C, ABS, E+2.7%, 6.6%, 1/15/34	(j)(n)	EUR CLO	290	265	315
Capital Four CLO III DAC, Series 3X, Class B1, ABS, E+1.8%, 5.7%, 10/15/34	(j)(n)	EUR CLO	545	493	582
Carbone CLO Ltd., Series 2017-1A, Class B, ABS, S+2.1%, 7.4%, 1/20/31	(h)(n)	USD CLO	$545	514	542
Carlyle Euro CLO DAC, Series 2017-3X, Class C, ABS, E+2.5%, 6.4%, 1/15/31	(j)(n)	EUR CLO	€160	159	164
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class CR, ABS, S+3.6%, 9.0%, 8/14/30	(h)(n)	USD CLO	$435	419	434
Carlyle Global Market Strategies Euro CLO DAC, Series 2016-2X, Class BRR, ABS, E+2.4%, 6.3%, 4/15/34	(j)(n)	EUR CLO	€525	565	555
Carlyle Global Market Strategies Euro CLO DAC, Series 2015-3X, Class C1RE, ABS, E+2.6%, 6.5%, 7/15/30	(j)(n)	EUR CLO	275	323	289
Carlyle Global Market Strategies Euro CLO DAC, Series 2020-1X, Class D, ABS, E+5.4%, 9.4%, 4/15/33	(j)(n)	EUR CLO	250	291	242
Carlyle U.S. CLO Ltd., Series 2017-5A, Class B, ABS, S+2.1%, 7.4%, 1/20/30	(h)(n)	USD CLO	$440	411	437
Carlyle U.S. CLO Ltd., Series 2017-4A, Class C, ABS, S+3.1%, 8.4%, 1/15/30	(h)(n)	USD CLO	250	235	248
CarVal CLO VC Ltd., Series 2021-2A, Class C, ABS, S+2.5%, 7.8%, 10/15/34	(h)(n)	USD CLO	355	334	353
Catalyst Healthcare Manchester Financing PLC, Series AMBC, 2.4%, 9/30/40	(i)	Healthcare-Services	£237	601	569

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Catamaran CLO Ltd., Series 2014-1A, Class CR, ABS, S+3.7%, 9.0%, 4/22/30	(h)(n)	USD CLO	$250	$244	$241
Cedar Funding VII CLO Ltd., Series 2018-7A, Class C, ABS, S+2.0%, 7.3%, 1/20/31	(h)(n)	USD CLO	395	387	391
Cedar Funding VII CLO Ltd., Series 2018-7A, Class D, ABS, S+2.8%, 8.1%, 1/20/31	(h)(n)	USD CLO	250	237	246
CIFC European Funding CLO III DAC, Series 3X, Class D, ABS, E+3.6%, 7.5%, 1/15/34	(j)(n)	EUR CLO	€355	355	383
CIFC European Funding CLO IV DAC, Series 4X, Class D, ABS, E+3.1%, 7.0%, 8/18/35	(j)(n)	EUR CLO	280	247	295
CIFC European Funding CLO V DAC, Series 5X, Class D, ABS, E+3.2%, 7.1%, 11/23/34	(j)(n)	EUR CLO	520	472	551
CIFC Funding Ltd., Series 2017-2X, Class CR, ABS, S+2.1%, 7.4%, 4/20/30	(j)(n)	USD CLO	$250	233	249
CIFC Funding Ltd., Series 2013-4A, Class DRR, ABS, S+3.1%, 8.4%, 4/27/31	(h)(n)	USD CLO	605	569	599
CIFC Funding Ltd., Series 2018-2A, Class C, ABS, S+3.1%, 8.4%, 4/20/31	(h)(n)	USD CLO	325	304	323
Clover CLO LLC, Series 2021-2A, Class C, ABS, S+2.3%, 7.6%, 7/20/34	(h)(n)	USD CLO	625	610	619
Clover Credit Partners CLO III Ltd., Series 2017-1A, Class D, ABS, S+4.0%, 9.3%, 10/15/29	(h)(n)	USD CLO	1,710	1,691	1,711
Contego CLO V DAC, Series 5X, Class D, ABS, E+2.7%, 6.6%, 1/15/31	(j)(n)	EUR CLO	€275	277	289
CVC Cordatus Loan Fund III DAC, Series 3X, Class DRR, ABS, E+2.6%, 6.6%, 8/15/32	(j)(n)	EUR CLO	850	840	912
CVC Cordatus Loan Fund VII DAC, Series 7X, Class DRR, ABS, E+2.9%, 6.7%, 9/15/31	(j)(n)	EUR CLO	285	262	299
CVC Cordatus Loan Fund X DAC, Series 10X, Class C, ABS, E+1.6%, 5.5%, 1/27/31	(j)(n)	EUR CLO	200	206	210
CVC Cordatus Loan Fund X DAC, Series 10X, Class D, ABS, E+2.5%, 6.4%, 1/27/31	(j)(n)	EUR CLO	190	207	200
CVC Cordatus Loan Fund XI DAC, Series 11X, Class CR, ABS, E+1.9%, 5.8%, 10/15/31	(j)(n)	EUR CLO	420	433	445
CVC Cordatus Loan Fund XVI DAC, Series 16X, Class D, ABS, E+4.2%, 8.0%, 6/17/32	(j)(n)	EUR CLO	165	166	179
CVC Cordatus Loan Fund XVIII DAC, Series 18X, Class CR, ABS, E+2.2%, 6.1%, 7/29/34	(j)(n)	EUR CLO	310	319	326
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class D, ABS, E+3.2%, 7.0%, 12/15/34	(j)(n)	EUR CLO	475	455	496
Dartry Park CLO DAC, Series 1X, Class BRR, ABS, E+2.3%, 6.2%, 1/28/34	(j)(n)	EUR CLO	355	338	377
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, ABS, S+3.1%, 8.4%, 10/15/30	(h)(n)	USD CLO	$1,065	1,043	1,060
Diamond CLO Ltd., Series 2019-1A, Class E, ABS, S+8.3%, 13.6%, 4/25/29	(h)(n)	USD CLO	805	805	805
Dryden 41 Senior Loan Fund, Series 2015-41A, Class CR, ABS, S+2.0%, 7.3%, 4/15/31	(h)(n)	USD CLO	250	241	248
Dryden 59 Euro CLO DAC, Series 2017-59X, Class D1, ABS, E+2.4%, 6.4%, 5/15/32	(j)(n)	EUR CLO	€365	392	377
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, ABS, S+2.1%, 7.4%, 4/15/29	(h)(n)	USD CLO	$350	338	350
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1LR, ABS, S+3.4%, 8.8%, 8/15/30	(h)(n)	USD CLO	435	421	432
Eaton Vance CLO Ltd., Series 2014-1RA, Class C, ABS, S+2.4%, 7.7%, 7/15/30	(h)(n)	USD CLO	325	319	324
Eaton Vance CLO Ltd., Series 2014-1RA, Class D, ABS, S+3.3%, 8.6%, 7/15/30	(h)(n)	USD CLO	250	238	247
Elevation CLO Ltd., Series 2018-3A, Class CR, ABS, S+2.7%, 8.1%, 1/25/35	(h)(n)	USD CLO	500	489	495
Elevation CLO Ltd., Series 2021-14A, Class D2, ABS, S+5.3%, 10.6%, 10/20/34	(h)(n)	USD CLO	630	622	602

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Ellington CLO I Ltd., Series 2017-1A, Class DR, ABS, S+3.6%, 8.9%, 10/15/29	(h)(n)	USD CLO	$410	$400	$397
Ellington CLO II Ltd., Series 2017-2A, Class D, ABS, S+3.9%, 9.3%, 2/15/29	(h)(n)	USD CLO	500	488	495
Ellington CLO IV Ltd., Series 2019-4A, Class D1, ABS, S+5.8%, 11.1%, 4/15/29	(h)(n)	USD CLO	585	580	589
Erna SRL, Series 1, Class A, E+2.3%, 6.2%, 7/25/31	(j)(n)	Commercial MBS	€164	190	176
Erna SRL, Series 1, Class B, E+3.6%, 7.6%, 7/25/31	(j)(n)	Commercial MBS	453	496	481
Euro-Galaxy III CLO DAC, Series 2013-3X, Class BR2, ABS, E+1.4%, 5.3%, 4/24/34	(j)(n)	EUR CLO	955	988	1,016
Euro-Galaxy III CLO DAC, Series 2013-3X, Class DRRR, ABS, E+3.3%, 7.2%, 4/24/34	(j)(n)	EUR CLO	230	243	250
Euro-Galaxy V CLO DAC, Series 2016-5A, Class CRR, ABS, E+2.4%, 6.4%, 2/15/34	(h)(n)	EUR CLO	345	312	365
Euro-Galaxy V CLO DAC, Series 2016-5X, Class DRR, ABS, E+3.7%, 7.7%, 2/15/34	(j)(n)	EUR CLO	440	465	465
Euro-Galaxy VII CLO DAC, Series 2019-7X, Class CR, ABS, E+2.4%, 6.3%, 7/25/35	(j)(n)	EUR CLO	895	885	954
Euro-Galaxy VII CLO DAC, Series 2019-7X, Class DR, ABS, E+3.5%, 7.4%, 7/25/35	(j)(n)	EUR CLO	1,210	1,197	1,298
Fair Oaks Loan Funding I DAC, Series 1X, Class DR, ABS, E+3.4%, 7.3%, 4/15/34	(j)(n)	EUR CLO	385	380	408
Fair Oaks Loan Funding II DAC, Series 2X, Class DR, ABS, E+3.1%, 7.0%, 4/15/34	(j)(n)	EUR CLO	370	382	387
Fair Oaks Loan Funding III DAC, Series 3X, Class DR, ABS, E+3.0%, 6.9%, 10/15/34	(j)(n)	EUR CLO	945	936	982
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2023-MN7, Class M1, ABS, S+3.6%, 8.9%, 9/25/43	(h)(n)	Commercial MBS	$1,602	1,602	1,606
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA7, Class M2, CMO, S+1.8%, 7.1%, 11/25/41	(h)(n)	USD CLO	985	941	991
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-HQA2, Class M2, CMO, S+2.1%, 7.4%, 12/25/33	(h)(n)	USD CLO	645	617	655
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-HQA1, Class M2, CMO, S+2.3%, 7.6%, 8/25/33	(h)(n)	USD CLO	394	381	404
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1B, CMO, S+2.4%, 7.7%, 2/25/42	(h)(n)	USD CLO	560	525	574
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA5, Class B1, ABS, S+3.1%, 8.4%, 1/25/34	(h)(n)	USD CLO	555	551	588
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-HQA2, Class B1, ABS, S+3.2%, 8.5%, 12/25/33	(h)(n)	USD CLO	520	513	555
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2023-DNA2, Class M1B, ABS, S+3.3%, 8.6%, 4/25/43	(h)(n)	USD CLO	270	270	285
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2021-DNA3, Class B1, ABS, S+3.5%, 8.8%, 10/25/33	(h)(n)	USD CLO	200	207	221
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2020-HQA5, Class B1, ABS, S+4.0%, 9.3%, 11/25/50	(h)(n)	USD CLO	310	323	344
Federal National Mortgage Association Connecticut Avenue Securities, Series 2024-R01, Class 1B1, ABS, S+2.7%, 8.0%, 1/25/44	(h)(n)	USD CLO	455	455	457
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2, CMO, S+1.7%, 7.0%, 12/25/41	(h)(n)	USD CLO	184	168	185

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2021-R02, Class 2M2, ABS, S+2.0%, 7.3%, 11/25/41	(h)(n)	USD CLO	$275	$266	$278
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, ABS, S+2.7%, 8.0%, 7/25/43	(h)(n)	USD CLO	230	230	240
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, CMO, S+3.0%, 8.3%, 1/25/42	(h)(n)	USD CLO	1,460	1,419	1,499
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M2, ABS, S+3.0%, 8.3%, 4/25/42	(h)(n)	USD CLO	260	256	268
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, ABS, S+3.1%, 8.4%, 6/25/43	(h)(n)	USD CLO	330	330	348
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, CMO, S+3.1%, 8.4%, 3/25/42	(h)(n)	USD CLO	435	420	454
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, ABS, S+3.6%, 8.9%, 5/25/43	(h)(n)	USD CLO	570	570	611
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, CMO, S+3.9%, 9.2%, 9/25/39	(h)(n)	USD CLO	345	345	359
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2023-R06, Class 1B1, ABS, S+3.9%, 9.2%, 7/25/43	(h)(n)	USD CLO	105	105	111
Fidelity Grand Harbour CLO DAC, Series 2021-1X, Class C, ABS, E+2.5%, 6.4%, 10/15/34	(j)(n)	EUR CLO	€375	383	396
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class F, 4.1%, 12/10/36	(h)(n)	Commercial MBS	$310	290	299
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class G, 4.1%, 12/10/36	(h)(n)	Commercial MBS	570	527	546
Galaxy XIX CLO Ltd., Series 2015-19A, Class BRR, ABS, S+2.1%, 7.4%, 7/24/30	(h)(n)	USD CLO	520	495	517
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, ABS, S+2.9%, 8.2%, 4/20/31	(h)(n)	USD CLO	982	975	982
Galaxy XXIV CLO Ltd., Series 2017-24X, Class D, ABS, S+2.7%, 8.0%, 1/15/31	(j)(n)	USD CLO	550	513	551
Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, ABS, S+3.0%, 8.4%, 5/16/31	(h)(n)	USD CLO	1,290	1,220	1,288
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class C, ABS, S+2.2%, 7.5%, 7/15/31	(h)(n)	USD CLO	250	243	250
Gallatin CLO IX Ltd., Series 2018-1A, Class D1, ABS, S+3.4%, 8.7%, 1/21/28	(h)(n)	USD CLO	250	248	250
Gallatin CLO IX Ltd., Series 2018-1A, Class E, ABS, S+5.7%, 11.0%, 1/21/28	(h)(n)	USD CLO	1,160	1,141	1,163
GAM FRR2 H Co.	(e)(p)(q)	USD CLO	1	569	549
GAM Re-REMIC Trust, Series 2021-FRR1, Class 1C, 0.0%, 11/29/50	(h)(l)(p)	Commercial MBS	41	30	30
GAM Re-REMIC Trust, Series 2021-FRR1, Class 1D, 0.0%, 11/29/50	(h)(l)(p)	Commercial MBS	60	42	43
GAM Re-REMIC Trust, Series 2021-FRR1, Class 2C, 0.0%, 11/29/50	(h)(l)(p)	Commercial MBS	44	30	31
GAM Re-REMIC Trust, Series 2021-FRR2, Class CK44, 0.0%, 9/27/51	(h)(l)(p)	Commercial MBS	43	36	39
GAM Re-REMIC Trust, Series 2021-FRR2, Class DK49, 0.0%, 9/27/51	(h)(l)(p)	Commercial MBS	34	27	29
GAM Re-REMIC Trust, Series 2021-FRR2, Class D730, 0.0%, 9/27/51	(h)(l)(p)	Commercial MBS	35	29	32
GAM Re-REMIC Trust, Series 2021-FRR2, Class CK78, 0.0%, 9/27/51	(h)(l)(p)	Commercial MBS	29	19	19
GAM Re-REMIC Trust, Series 2021-FRR2, Class BK78, 2.4%, 9/27/51	(h)(n)(p)	Commercial MBS	46	37	36

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
GCAT Trust, Series 2024-NQM1, Class B1, ABS, 8.0%, 1/25/59	(h)(n)	USD CLO	$755	$737	$740
Golub Capital Partners 48 LP, Series 2020-48A, Class D, ABS, S+4.1%, 9.4%, 4/17/33	(h)(n)	USD CLO	250	234	248
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class CR, ABS, S+2.4%, 7.7%, 4/20/35	(h)(n)	USD CLO	310	288	308
Great Wolf Trust, Series 2019-WOLF, Class E, S+3.0%, 8.4%, 12/15/36	(h)(n)	Commercial MBS	1,530	1,497	1,524
Great Wolf Trust, Series 2019-WOLF, Class F, S+3.4%, 8.8%, 12/15/36	(h)(n)	Commercial MBS	480	471	476
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class D1R, ABS, S+3.4%, 8.7%, 7/25/27	(h)(n)	USD CLO	615	603	592
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class D2R, ABS, S+3.4%, 8.7%, 7/25/27	(h)(n)	USD CLO	405	397	390
HalseyPoint CLO II Ltd., Series 2020-2A, Class D, ABS, S+3.3%, 8.6%, 7/20/31	(h)(n)	USD CLO	680	640	677
Harvest CLO XI DAC, Series 11X, Class DR, ABS, E+3.2%, 7.1%, 6/26/30	(j)(n)	EUR CLO	€465	482	498
Harvest CLO XII DAC, Series 12X, Class DR, ABS, E+2.7%, 6.7%, 11/18/30	(j)(n)	EUR CLO	595	601	629
Harvest CLO XIX DAC, Series 19X, Class D, ABS, E+2.6%, 6.5%, 4/14/31	(j)(n)	EUR CLO	660	686	689
Harvest CLO XV DAC, Series 15X, Class DR, ABS, E+2.8%, 6.7%, 11/22/30	(j)(n)	EUR CLO	320	319	336
Harvest CLO XVIII DAC, Series 18X, Class C, ABS, E+1.7%, 5.6%, 10/15/30	(j)(n)	EUR CLO	1,100	1,110	1,159
Harvest CLO XX DAC, Series 20X, Class DR, ABS, E+3.1%, 7.1%, 10/20/31	(j)(n)	EUR CLO	335	337	362
Harvest CLO XXII DAC, Series 22X, Class CR, ABS, E+2.3%, 6.2%, 1/15/32	(j)(n)	EUR CLO	235	249	246
Harvest CLO XXIII DAC, Series 23A, Class CE, ABS, E+2.1%, 6.0%, 10/20/32	(h)(n)	EUR CLO	250	250	260
Harvest CLO XXVII DAC, Series 27X, Class D, ABS, E+3.4%, 7.3%, 7/15/34	(j)(n)	EUR CLO	285	274	302
Henley CLO I DAC, Series 1X, Class DR, ABS, E+3.0%, 6.9%, 7/25/34	(j)(n)	EUR CLO	425	409	449
Henley CLO III DAC, Series 3X, Class CR, ABS, E+2.3%, 6.2%, 12/25/35	(j)(n)	EUR CLO	400	413	422
Henley CLO III DAC, Series 3X, Class DR, ABS, E+3.3%, 7.2%, 12/25/35	(j)(n)	EUR CLO	280	292	296
Henley CLO VI DAC, Series 6X, Class D, ABS, E+3.2%, 7.1%, 6/10/34	(j)(n)	EUR CLO	485	490	505
Highbridge Loan Management Ltd., Series 12A-18, Class B, ABS, S+2.1%, 7.4%, 7/18/31	(h)(n)	USD CLO	$435	426	433
Hilton Orlando Trust, Series 2018-ORL, Class E, ABS, S+2.9%, 8.3%, 12/15/34	(h)(n)	Commercial MBS	540	537	535
Hilton Orlando Trust, Series 2018-ORL, Class F, ABS, S+3.9%, 9.3%, 12/15/34	(h)(n)	Commercial MBS	930	910	917
HPS Loan Management Ltd., Series 13A-18, Class C, ABS, S+2.4%, 7.7%, 10/15/30	(h)(i)(k)(n)	USD CLO	1,015	963	1,013
JMP Credit Advisors CLO IV Ltd., Series 2017-1A, Class D, ABS, S+4.4%, 9.7%, 7/17/29	(h)(n)	USD CLO	610	599	611
JP Morgan Mortgage Trust, Series 2019-INV1, Class B4, CMO, 4.9%, 10/25/49	(h)(n)	USD CLO	399	355	377
Jubilee CLO DAC, Series 2017-19X, Class C, ABS, E+1.8%, 5.7%, 7/25/30	(j)(n)	EUR CLO	€580	585	601
Jubilee CLO DAC, Series 2021-25A, Class C1, ABS, E+2.3%, 6.2%, 10/15/35	(h)(n)	EUR CLO	285	271	297
Jubilee CLO DAC, Series 2016-17X, Class CR, ABS, E+2.4%, 6.3%, 4/15/31	(j)(n)	EUR CLO	1,050	1,062	1,112
Jubilee CLO DAC, Series 2018-20X, Class D, ABS, E+2.8%, 6.7%, 7/19/31	(j)(n)	EUR CLO	780	777	819

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Jubilee CLO DAC, Series 2014-12X, Class DR, ABS, E+2.9%, 6.8%, 4/15/30	(j)(n)	EUR CLO	€155	$175	$165
Jubilee CLO DAC, Series 2021-25X, Class D, ABS, E+3.2%, 7.1%, 10/15/35	(j)(n)	EUR CLO	305	261	319
Jubilee CLO DAC, Series 2014-11X, Class DR, ABS, E+3.3%, 7.2%, 4/15/30	(j)(n)	EUR CLO	305	283	329
Jubilee CLO DAC, Series 2018-21X, Class DR, ABS, E+3.3%, 7.2%, 4/15/35	(j)(n)	EUR CLO	830	815	864
Jubilee CLO DAC, Series 2013-10X, Class DRR, ABS, E+3.6%, 7.5%, 7/15/34	(j)(n)	EUR CLO	175	183	186
Jubilee CLO XXIV DAC, Series 2020-24X, Class D, ABS, E+3.9%, 7.8%, 1/16/34	(j)(n)	EUR CLO	475	508	516
KKR CLO 32 Ltd., Series 32A, Class C, ABS, S+2.7%, 8.0%, 1/15/32	(h)(n)	USD CLO	$250	247	250
LCM XVII LP, Series 17A, Class CRR, ABS, S+2.4%, 7.7%, 10/15/31	(h)(n)	USD CLO	580	549	570
Lehman XS Trust, Series 2007-6, Class 3A2, ABS, 4.3%, 5/25/37		USD CLO	36	38	36
Lehman XS Trust, Series 2007-6, Class 3A4, ABS, 4.3%, 5/25/37		USD CLO	167	171	133
Lehman XS Trust, Series 2007-6, Class 3A31, ABS, 4.3%, 5/25/37		USD CLO	123	125	110
Lehman XS Trust, Series 2007-6, Class 3A32, ABS, S+0.6%, 4.3%, 5/25/37	(n)	USD CLO	140	126	126
Lehman XS Trust, Series 2007-14H, Class A22, CMO, S+0.9%, 6.3%, 7/25/47	(n)	USD CLO	205	206	193
Lockwood Grove CLO Ltd., Series 2014-1A, Class CRR, ABS, S+2.3%, 7.6%, 1/25/30	(h)(n)	USD CLO	550	539	549
Long Point Park CLO Ltd., Series 2017-1A, Class C, ABS, S+2.7%, 8.0%, 1/17/30	(h)(n)	USD CLO	305	289	299
Longfellow Place CLO Ltd., Series 2013-1A, Class DRR, ABS, S+2.6%, 10.1%, 4/15/29	(h)(n)	USD CLO	520	513	521
LUX, Series 2023-LION, Class C, S+3.9%, 9.3%, 8/15/40	(h)(n)	Commercial MBS	590	589	600
Madison Park Euro Funding IX DAC, Series 9X, Class DR, ABS, E+3.2%, 7.1%, 7/15/35	(j)(n)	EUR CLO	€315	266	329
Madison Park Euro Funding VI DAC, Series 6X, Class CRE, ABS, E+2.0%, 5.9%, 10/15/30	(j)(n)	EUR CLO	297	306	314
Madison Park Euro Funding VI DAC, Series 6X, Class DR, ABS, E+2.9%, 6.8%, 10/15/30	(j)(n)	EUR CLO	280	283	295
Madison Park Euro Funding X DAC, Series 10X, Class C1, ABS, E+1.7%, 5.6%, 10/25/30	(j)(n)	EUR CLO	115	106	120
Madison Park Euro Funding XI DAC, Series 11X, Class C, ABS, E+1.9%, 5.9%, 2/15/31	(j)(n)	EUR CLO	850	871	897
Madison Park Euro Funding XIII DAC, Series 13X, Class CR, ABS, E+2.4%, 6.3%, 1/15/32	(j)(n)	EUR CLO	355	345	380
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, ABS, S+3.5%, 8.8%, 7/23/29	(h)(n)	USD CLO	$430	422	430
Madison Park Funding XIV Ltd., Series 2014-14A, Class DRR, ABS, S+3.2%, 8.5%, 10/22/30	(h)(n)	USD CLO	919	889	916
Madison Park Funding XVIII Ltd., Series 2015-18A, Class DR, ABS, S+3.2%, 8.5%, 10/21/30	(h)(n)	USD CLO	250	237	247
Madison Park Funding XX Ltd., Series 2016-20A, Class DR, ABS, S+3.3%, 8.6%, 7/27/30	(h)(n)	USD CLO	675	645	671
Madison Park Funding XXII Ltd., Series 2016-22A, Class CR, ABS, S+2.3%, 7.6%, 1/15/33	(h)(n)	USD CLO	830	778	830
Madison Park Funding XXVII Ltd., Series 2018-27A, Class C, ABS, S+2.9%, 8.2%, 4/20/30	(h)(n)	USD CLO	250	237	247
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class D, ABS, S+3.0%, 8.3%, 7/15/30	(h)(n)	USD CLO	705	669	695
Madison Park Funding XXX Ltd., Series 2018-30A, Class C, ABS, S+2.0%, 7.3%, 4/15/29	(h)(n)	USD CLO	275	265	273
Man GLG Euro CLO I DAC, Series 1X, Class DRR, ABS, E+2.5%, 6.4%, 10/15/30	(j)(n)	EUR CLO	€315	351	325

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Man GLG Euro CLO III DAC, Series 3X, Class D, ABS, E+3.3%, 7.2%, 10/15/30	(j)(n)	EUR CLO	€635	$705	$681
Marathon CLO V Ltd., Series 2013-5A, Class CR, ABS, S+3.0%, 8.4%, 11/21/27	(h)(n)	USD CLO	$1,210	1,184	1,211
Marathon CLO VI Ltd., Series 2014-6A, Class CR2, ABS, S+3.8%, 9.1%, 5/13/28	(h)(n)	USD CLO	590	574	592
Marathon CLO X Ltd., Series 2017-10A, Class C, ABS, S+4.0%, 9.3%, 11/15/29	(h)(n)	USD CLO	1,030	1,004	1,020
Marble Point CLO XXI Ltd., Series 2021-3A, Class D2, ABS, S+5.2%, 10.6%, 10/17/34	(h)(n)	USD CLO	470	464	455
MidOcean Credit CLO VIII, Series 2018-8A, Class D, ABS, S+3.2%, 8.5%, 2/20/31	(h)(n)	USD CLO	250	238	246
Milltown Park CLO DAC, Series 1A, Class B, ABS, E+1.8%, 5.7%, 1/15/31	(h)(n)	EUR CLO	€260	260	275
Mitchells & Butlers Finance PLC, Series C1, 6.5%, 9/15/32	(i)(j)	Retail	£719	1,104	827
Mitchells & Butlers Finance PLC, Series C2, SONIA+2.0%, 7.2%, 9/15/34	(i)(j)(n)	Retail	972	1,156	1,037
Mitchells & Butlers Finance PLC, Series D1, SONIA+2.4%, 7.6%, 6/15/36	(i)(j)(n)	Retail	481	549	500
MKS CLO Ltd., Series 2017-2A, Class D, ABS, S+2.9%, 8.2%, 1/20/31	(h)(n)	USD CLO	$535	518	531
MKS CLO Ltd., Series 2017-1A, Class D, ABS, S+4.4%, 9.7%, 7/20/30	(h)(n)	USD CLO	665	634	665
Monroe Capital CLO Ltd., Series 2014-1X, Class E, ABS, S+5.7%, 11.0%, 10/22/26	(j)(n)	USD CLO	141	139	139
Monroe Capital MML CLO Ltd., Series 2017-1A, Class E, ABS, S+7.6%, 12.9%, 4/22/29	(h)(n)	USD CLO	525	524	517
Monroe Capital MML CLO VI Ltd., Series 2018-1A, Class E, ABS, S+7.2%, 12.5%, 4/15/30	(h)(n)	USD CLO	290	282	280
Mountain View CLO LLC, Series 2017-1A, Class D, ABS, S+3.9%, 9.2%, 10/16/29	(h)(n)	USD CLO	250	247	250
Multifamily Connecticut Avenue Securities Trust, Series 2023-01, Class M7, ABS, S+4.0%, 9.3%, 11/25/53	(h)(n)	Commercial MBS	1,948	1,948	1,982
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class C, ABS, S+2.4%, 7.7%, 10/19/31	(h)(n)	USD CLO	1,220	1,203	1,220
Newark BSL CLO 2 Ltd., Series 2017-1A, Class BR, ABS, S+2.0%, 7.3%, 7/25/30	(h)(n)	USD CLO	340	330	336
Oak Hill European Credit Partners IV DAC, Series 2015-4X, Class B1R, ABS, E+1.2%, 5.2%, 1/20/32	(j)(n)	EUR CLO	€645	663	685
Oak Hill European Credit Partners IV DAC, Series 2015-4X, Class DR, ABS, E+2.5%, 6.5%, 1/20/32	(j)(n)	EUR CLO	540	529	562
Oaktree CLO Ltd., Series 2020-1A, Class BR, ABS, S+1.9%, 7.2%, 7/15/34	(h)(n)	USD CLO	$295	285	294
Oaktree CLO Ltd., Series 2019-4A, Class CR, ABS, S+2.5%, 7.8%, 10/20/32	(h)(n)	USD CLO	650	599	651
OCP CLO Ltd., Series 2014-5A, Class BR, ABS, S+2.1%, 7.4%, 4/26/31	(h)(n)	USD CLO	385	366	383
OCP CLO Ltd., Series 2017-13A, Class CR, ABS, S+3.4%, 8.7%, 7/15/30	(h)(n)	USD CLO	450	420	448
OCP CLO Ltd., Series 2016-11A, Class CR, ABS, S+3.9%, 9.2%, 10/26/30	(h)(n)	USD CLO	440	421	440
OCP Euro CLO DAC, Series 2017-2X, Class D, ABS, E+2.8%, 6.7%, 1/15/32	(j)(n)	EUR CLO	€355	316	381
OCP Euro CLO DAC, Series 2022-5A, Class E, ABS, E+6.5%, 10.4%, 4/20/35	(h)(n)	EUR CLO	250	277	267
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class BR3, ABS, S+2.0%, 7.4%, 2/14/31	(h)(n)	USD CLO	$250	244	246
OHA Credit Funding 4 Ltd., Series 2019-4A, Class CR, ABS, S+2.3%, 7.6%, 10/22/36	(h)(n)	USD CLO	250	246	251
OZLM Funding IV Ltd., Series 2013-4A, Class CR, ABS, S+3.6%, 8.9%, 10/22/30	(h)(n)	USD CLO	250	245	250

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
OZLM VI Ltd., Series 2014-6A, Class CS, ABS, S+3.4%, 8.7%, 4/17/31	(h)(n)	USD CLO	$330	$320	$331
OZLM VII Ltd., Series 2014-7RA, Class CR, ABS, S+3.3%, 8.6%, 7/17/29	(h)(n)	USD CLO	250	243	250
OZLM XIV Ltd., Series 2015-14A, Class CRR, ABS, S+3.7%, 9.0%, 7/15/34	(h)(n)	USD CLO	465	423	452
OZLM XV Ltd., Series 2016-15A, Class CR, ABS, S+3.5%, 8.8%, 4/20/33	(h)(n)	USD CLO	770	705	751
OZLM XVI Ltd., Series 2017-16A, Class C, ABS, S+3.8%, 9.2%, 5/16/30	(h)(n)	USD CLO	250	244	250
OZLM XVII Ltd., Series 2017-17A, Class C, ABS, S+3.7%, 9.0%, 7/20/30	(h)(n)	USD CLO	1,840	1,818	1,841
OZLM XXI Ltd., Series 2017-21A, Class C, ABS, S+2.9%, 8.2%, 1/20/31	(h)(n)	USD CLO	810	786	805
OZLM XXII Ltd., Series 2018-22A, Class A2, ABS, S+1.8%, 7.1%, 1/17/31	(h)(n)	USD CLO	250	241	249
OZLM XXII Ltd., Series 2018-22A, Class C, ABS, S+2.9%, 8.2%, 1/17/31	(h)(n)	USD CLO	1,952	1,890	1,937
OZLM XXIV Ltd., Series 2019-24A, Class BR, ABS, S+2.6%, 7.9%, 7/20/32	(h)(n)	USD CLO	295	285	295
OZLM XXIV Ltd., Series 2019-24X, Class C1R, ABS, S+3.7%, 9.0%, 7/20/32	(j)(n)	USD CLO	430	395	423
Palmer Square Loan Funding Ltd., Series 2020-4A, Class E, ABS, S+8.8%, 14.2%, 11/25/28	(h)(n)	USD CLO	250	251	251
Parallel Ltd., Series 2017-1A, Class DR, ABS, S+3.4%, 8.7%, 7/20/29	(h)(n)	USD CLO	530	516	522
Park Avenue Institutional Advisers CLO Ltd., Series 2019-2A, Class A2R, ABS, S+2.0%, 7.3%, 10/15/34	(h)(n)	USD CLO	565	538	564
Penta CLO 5 DAC, Series 2018-5X, Class CR, ABS, E+2.4%, 6.4%, 4/20/35	(j)(n)	EUR CLO	€100	107	107
Penta CLO 5 DAC, Series 2018-5X, Class DR, ABS, E+3.7%, 7.7%, 4/20/35	(j)(n)	EUR CLO	525	522	565
Penta CLO 7 DAC, Series 2020-7X, Class B1, ABS, E+1.7%, 5.6%, 1/25/33	(j)(n)	EUR CLO	205	191	219
Penta CLO 7 DAC, Series 2020-7X, Class D, ABS, E+3.1%, 7.0%, 1/25/33	(j)(n)	EUR CLO	100	100	104
Penta CLO 7 DAC, Series 2020-7X, Class E, ABS, E+5.3%, 9.3%, 1/25/33	(j)(n)	EUR CLO	890	918	927
Penta CLO 8 DAC, Series 2020-8X, Class CR, ABS, E+2.2%, 6.1%, 1/15/34	(j)(n)	EUR CLO	240	246	253
Penta CLO 9 DAC, Series 2021-9A, Class D, ABS, E+3.1%, 7.0%, 7/25/36	(h)(n)	EUR CLO	335	282	351
Peterborough Progress Health PLC 5.6%, 10/2/42	(i)(j)	Healthcare-Services	£561	965	654
Polaris PLC, Series 2021-1, Class D, ABS, SONIA+1.7%, 6.8%, 12/23/58	(j)(n)	GBP CLO	100	123	124
Polaris PLC, Series 2021-1, Class E, ABS, SONIA+2.3%, 7.5%, 12/23/58	(j)(n)	GBP CLO	100	122	123
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., Class A2, S+0.6%, 5.9%, 3/22/37	(h)(n)	Diversified Financial Services	$429	347	324
Preferred Term Securities XXVI Ltd. / Preferred Term Securities XXVI, Inc., Series A2, S+0.6%, 5.9%, 9/22/37	(h)(n)	Diversified Financial Services	268	223	216
Providus CLO I DAC, Series 1X, Class C1, ABS, E+1.6%, 5.6%, 5/14/31	(j)(n)	EUR CLO	€225	223	236
Providus CLO II DAC, Series 2X, Class CR, ABS, E+2.4%, 6.3%, 7/15/31	(j)(n)	EUR CLO	540	498	575
Providus CLO III DAC, Series 3X, Class B1RE, ABS, E+1.7%, 5.5%, 7/18/34	(j)(n)	EUR CLO	270	246	287
Providus CLO IV DAC, Series 4X, Class B1R, ABS, E+1.6%, 5.6%, 4/20/34	(j)(n)	EUR CLO	355	366	376
Providus CLO IV DAC, Series 4X, Class DR, ABS, E+3.3%, 7.2%, 4/20/34	(j)(n)	EUR CLO	420	414	449

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Providus CLO V DAC, Series 5X, Class D, ABS, E+3.0%, 7.0%, 2/15/35	(j)(n)	EUR CLO	€370	$380	$384
Providus CLO VI DAC, Series 6X, Class D, ABS, E+3.2%, 7.2%, 5/20/34	(j)(n)	EUR CLO	780	757	804
Purple Finance CLO 2 DAC, Series 2X, Class E, ABS, E+6.4%, 10.4%, 4/20/32	(j)(n)	EUR CLO	440	467	472
Regatta VIII Funding Ltd., Series 2017-1A, Class D, ABS, S+3.5%, 8.8%, 10/17/30	(h)(n)	USD CLO	$425	410	425
Rockford Tower Europe CLO DAC, Series 2018-1A, Class C, ABS, E+2.5%, 6.4%, 12/20/31	(h)(n)	EUR CLO	€360	389	386
RR 4 Ltd., Series 2018-4A, Class C, ABS, S+3.2%, 8.5%, 4/15/30	(h)(n)	USD CLO	$250	234	249
RRE 6 Loan Management DAC, Series 6X, Class A2E, ABS, E+1.4%, 5.3%, 4/15/35	(j)(n)	EUR CLO	€505	442	535
RRE 7 Loan Management DAC, Series 7A, Class A2, ABS, E+1.6%, 5.5%, 1/15/36	(h)(n)	EUR CLO	455	486	484
Santander Bank Mortgage Credit-Linked Notes, Series 2023-MTG1, Class M2, ABS, S+2.5%, 10.2%, 2/26/52	(h)(n)	USD CLO	$568	601	624
Saranac CLO I Ltd., Series 2013-1A, Class CR, ABS, S+3.1%, 8.4%, 7/26/29	(h)(n)	USD CLO	575	557	576
Sculptor CLO XXIX Ltd., Series 29A, Class D2, ABS, S+5.1%, 10.4%, 10/22/34	(h)(n)	USD CLO	350	309	333
Sculptor European CLO I DAC, Series 1X, Class BRR, ABS, E+1.6%, 5.5%, 4/18/34	(j)(n)	EUR CLO	€300	274	320
Sculptor European CLO I DAC, Series 1A, Class DRR, ABS, E+3.5%, 7.4%, 4/18/34	(h)(n)	EUR CLO	475	456	496
Sculptor European CLO VI DAC, Series 6X, Class CR, ABS, E+2.3%, 6.2%, 10/15/34	(j)(n)	EUR CLO	590	578	625
Shackleton CLO Ltd., Series 2013-3A, Class DR, ABS, S+3.3%, 8.6%, 7/15/30	(h)(n)	USD CLO	$1,650	1,641	1,636
Shackleton CLO Ltd., Series 2021-16A, Class D2, ABS, S+5.2%, 10.5%, 10/20/34	(h)(n)	USD CLO	1,220	1,202	1,214
Smeralda SPV SARL, E+5.0%, 8.8%, 12/22/34	(e)(n)	Commercial MBS	€2,321	2,602	2,159
Smeralda SPV SARL, Series 2016-C05, Class B, ABS, E+5.0%, 8.9%, 12/22/33	(e)(n)	Commercial MBS	292	349	177
Sound Point Euro CLO I Funding DAC, Series 1X, Class DR, ABS, E+3.1%, 7.0%, 5/25/34	(j)(n)	EUR CLO	215	207	227
Sound Point Euro CLO II Funding DAC, Series 2X, Class DR, ABS, E+3.3%, 7.3%, 1/26/36	(j)(n)	EUR CLO	605	591	643
Sound Point Euro CLO V Funding DAC, Series 5X, Class C1, ABS, E+2.3%, 6.2%, 7/25/35	(j)(n)	EUR CLO	210	188	222
Sound Point Euro CLO VII Funding DAC, Series 7A, Class D, ABS, E+3.2%, 7.1%, 1/25/35	(h)(n)	EUR CLO	555	545	586
Sound Point Euro CLO VII Funding DAC, Series 7X, Class DE, ABS, E+3.2%, 7.1%, 1/25/35	(j)(n)	EUR CLO	675	657	713
St. Paul's CLO III-R DAC, Series 3RX, Class B1R, ABS, E+1.2%, 5.1%, 1/15/32	(j)(n)	EUR CLO	330	321	348
St. Paul's CLO III-R DAC, Series 3RX, Class CR, ABS, E+1.6%, 5.5%, 1/15/32	(j)(n)	EUR CLO	425	440	448
St. Paul's CLO III-R DAC, Series 3RX, Class DR, ABS, E+2.4%, 6.3%, 1/15/32	(j)(n)	EUR CLO	1,090	1,116	1,118
St. Paul's CLO IV DAC, Series 4X, Class CRRE, ABS, E+2.7%, 6.6%, 4/25/30	(j)(n)	EUR CLO	360	353	376
St. Paul's CLO IV DAC, Series 4X, Class CRRR, ABS, E+2.7%, 6.6%, 4/25/30	(j)(n)	EUR CLO	365	377	381
St. Paul's CLO V DAC, Series 5X, Class DR, ABS, E+3.0%, 7.0%, 2/20/30	(j)(n)	EUR CLO	375	402	397
St. Paul's CLO VI DAC, Series 6A, Class CRR, ABS, E+2.6%, 6.6%, 5/20/34	(h)(n)	EUR CLO	305	275	326
St. Paul's CLO VI DAC, Series 6A, Class DRRE, ABS, E+3.3%, 7.3%, 5/20/34	(h)(n)	EUR CLO	520	494	542
St. Paul's CLO VIII DAC, Series 8X, Class D, ABS, E+2.5%, 6.4%, 7/17/30	(j)(n)	EUR CLO	330	295	343

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
St. Paul's CLO X DAC, Series 10X, Class DR, ABS, E+3.8%, 7.7%, 4/22/35	(j)(n)	EUR CLO	€600	$582	$644
St. Paul's CLO XI DAC, Series 11X, Class C1R, ABS, E+2.1%, 6.0%, 1/17/32	(j)(n)	EUR CLO	495	490	519
St. Paul's CLO XI DAC, Series 11X, Class DR, ABS, E+3.1%, 7.0%, 1/17/32	(j)(n)	EUR CLO	340	335	355
St. Paul's CLO XII DAC, Series 12X, Class D, ABS, E+3.2%, 7.1%, 4/15/33	(j)(n)	EUR CLO	865	841	904
Steele Creek CLO Ltd., Series 2017-1A, Class C, ABS, S+2.2%, 7.5%, 10/15/30	(h)(n)	USD CLO	$250	239	247
Steele Creek CLO Ltd., Series 2014-1RA, Class C, ABS, S+2.2%, 7.5%, 4/21/31	(h)(n)	USD CLO	250	226	248
Stratton Hawksmoor PLC, Series 2022-1A, Class E, ABS, SONIA+2.0%, 7.2%, 2/25/53	(h)(n)	GBP CLO	£250	303	307
Symphony CLO XIX Ltd., Series 2018-19A, Class D, ABS, S+2.8%, 8.1%, 4/16/31	(h)(n)	USD CLO	$250	248	245
Symphony CLO XVI Ltd., Series 2015-16A, Class C1R, ABS, S+2.5%, 7.8%, 10/15/31	(h)(n)	USD CLO	590	579	589
TBW Mortgage-Backed Trust, Series 2006-6, Class A4, CMO, 6.4%, 1/25/37		USD CLO	50	39	37
TCI-Symphony CLO Ltd., Series 2017-1A, Class D, ABS, S+3.7%, 9.0%, 7/15/30	(h)(n)	USD CLO	400	385	398
Terwin Mortgage Trust, Series 2006-6, Class 1A2, ABS, 0.2%, 7/25/37	(h)(n)	USD CLO	45	17	19
THL Credit Wind River CLO Ltd., Series 2017-4A, Class C, ABS, S+2.0%, 7.4%, 11/20/30	(h)(n)	USD CLO	305	294	304
Tikehau CLO II BV, Series 2X, Class DRR, ABS, E+3.4%, 7.2%, 9/7/35	(j)(n)	EUR CLO	€425	387	450
Tikehau CLO III DAC, Series 3X, Class C, ABS, E+1.9%, 5.8%, 12/1/30	(j)(n)	EUR CLO	165	178	174
Tikehau CLO III DAC, Series 3X, Class D, ABS, E+2.7%, 6.5%, 12/1/30	(j)(n)	EUR CLO	220	235	232
Together Asset-Backed Securitisation, Series 2023-1ST2A, Class X, ABS, SONIA+5.2%, 10.4%, 4/20/65	(h)(n)	GBP CLO	£39	48	49
Toro European CLO 6 DAC, Series 6X, Class CR, ABS, E+2.5%, 6.4%, 1/12/32	(j)(n)	EUR CLO	€400	428	423
Trinitas Euro CLO II DAC, Series 2A, Class DR, ABS, E+4.6%, 8.6%, 4/15/35	(h)(n)	EUR CLO	250	272	271
Tymon Park CLO DAC, Series 1X, Class CRR, ABS, E+3.2%, 7.2%, 7/21/34	(j)(n)	EUR CLO	340	306	360
U.S. Bank NA, Series 2023-1, Class C, ABS, 9.8%, 8/25/32	(h)	Asset-Backed - Automobile	$419	419	420
Unique Pub Finance Co. PLC, Series A4, 5.7%, 6/30/27	(i)(j)	Real Estate	£678	1,022	849
Unique Pub Finance Co. PLC, Series N, 6.5%, 3/30/32	(i)(j)	Real Estate	986	1,339	1,264
Unique Pub Finance Co. PLC, Series M, Class A1, 7.4%, 3/28/24	(i)(j)	Real Estate	32	44	40
Venture 44 CLO Ltd., Series 2021-44A, Class D2, ABS, S+5.2%, 10.5%, 10/20/34	(h)(n)	USD CLO	$630	624	604
Venture XVII CLO Ltd., Series 2014-17A, Class CRR, ABS, S+2.1%, 7.4%, 4/15/27	(h)(n)	USD CLO	160	156	160
Venture XVII CLO Ltd., Series 2014-17A, Class DRR, ABS, S+3.1%, 8.4%, 4/15/27	(h)(i)(k)(n)	USD CLO	1,330	1,311	1,332
Venture XXIV CLO Ltd., Series 2016-24A, Class D2, ABS, S+4.3%, 9.6%, 10/20/28	(h)(n)	USD CLO	530	523	530
Venture XXV CLO Ltd., Series 2016-25A, Class D2, ABS, S+4.5%, 9.8%, 4/20/29	(h)(n)	USD CLO	135	135	136
Verus Securitization Trust, Series 2024-1, Class B1, ABS, 7.9%, 1/25/69	(h)(n)	USD CLO	250	250	252
Verus Securitization Trust, Series 2023-8, Class B1, ABS, 8.2%, 12/25/68	(h)(n)	USD CLO	200	194	206
Vesey Park CLO DAC, Series 1X, Class B, ABS, E+2.3%, 6.3%, 11/16/32	(j)(n)	EUR CLO	€140	151	148

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Vibrant CLO VI Ltd., Series 2017-6A, Class D, ABS, S+4.2%, 9.4%, 6/20/29	(h)(n)	USD CLO	$250	$248	$251
Voya CLO Ltd., Series 2016-1A, Class BR, ABS, S+2.1%, 7.4%, 1/20/31	(h)(n)	USD CLO	499	486	492
Voya CLO Ltd., Series 2019-1A, Class DR, ABS, S+3.1%, 8.4%, 4/15/31	(h)(n)	USD CLO	250	234	243
Voya Euro CLO I DAC, Series 1X, Class D, ABS, E+2.5%, 6.4%, 10/15/30	(j)(n)	EUR CLO	€475	468	509
Voya Euro CLO II DAC, Series 2X, Class DR, ABS, E+3.2%, 7.1%, 7/15/35	(j)(n)	EUR CLO	610	601	643
Voya Euro CLO IV DAC, Series 4X, Class DR, ABS, E+3.1%, 7.0%, 10/15/34	(j)(n)	EUR CLO	115	119	120
Webster Park CLO Ltd., Series 2015-1A, Class BR, ABS, S+2.1%, 7.4%, 7/20/30	(h)(n)	USD CLO	$320	298	318
Wellfleet CLO Ltd., Series 2017-2A, Class C, ABS, S+3.7%, 9.0%, 10/20/29	(h)(n)	USD CLO	395	376	396
WhiteHorse X Ltd., Series 2015-10A, Class E, ABS, S+5.6%, 10.9%, 4/17/27	(h)(n)	USD CLO	983	983	986
Wind River CLO Ltd., Series 2016-1KRA, Class D2R2, ABS, S+5.4%, 10.7%, 10/15/34	(h)(n)	USD CLO	915	904	867
Z Capital Credit Partners CLO Ltd., Series 2019-1A, Class CR, ABS, S+3.2%, 8.5%, 7/16/31	(h)(n)	USD CLO	455	440	456
Zais CLO 14 Ltd., Series 2020-14A, Class DR, ABS, S+4.8%, 10.1%, 4/15/32	(h)(n)	USD CLO	475	475	465
Zais CLO 5 Ltd., Series 2016-2A, Class C, ABS, S+4.8%, 10.1%, 10/15/28	(h)(n)	USD CLO	510	502	511
Total Collateralized Loan Obligation / Structured Credit				199,288	204,058

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Convertible Bonds—1.3%
Delivery Hero SE, 1.5%, 1/15/28	(i)(j)	Internet	$400	$316	$316
Delivery Hero SE, Series B, 2.1%, 3/10/29	(i)(j)	Internet	1,300	1,007	982
Delivery Hero SE, 0.9%, 7/15/25	(i)(j)	Internet	2,000	1,966	1,967
Groupon, Inc., 1.1%, 3/15/26	(i)	Internet	6,209	5,021	4,539
Liberty Interactive LLC, 4.0%, 11/15/29	(i)	Media Entertainment	3,707	3,066	1,131
Liberty Interactive LLC, 3.8%, 2/15/30	(i)	Media Entertainment	1,162	930	360
Total Convertible Bonds				12,306	9,295

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Municipal Bonds—0.4%
City of Detroit, COPs, 4.8%, 6/15/49	(i)(m)(r)	$185	$140	$185
City of Detroit, COPs, 4.9%, 6/15/25	(i)(m)(r)	646	487	646
PRHTA Custodial Trust, Series N, 0.0%, 12/6/49		595	565	308
Puerto Rico Electric Power Authority, Series A, 5.0%, 7/1/29	(m)(r)	440	300	136
Puerto Rico Electric Power Authority, Series A, 5.0%, 7/1/42	(m)(r)	10	7	3
Puerto Rico Electric Power Authority, Series A, 5.1%, 7/1/42	(m)(r)	15	11	5
Puerto Rico Electric Power Authority, Series A, 6.8%, 7/1/36	(m)(r)	445	330	138
Puerto Rico Electric Power Authority, Series A, 7.0%, 7/1/43	(m)(r)	80	53	25
Puerto Rico Electric Power Authority, Series A-3, 10.0%, 7/1/19	(m)(r)	10	8	3
Puerto Rico Electric Power Authority, Series AAA, 5.3%, 7/1/22	(m)(r)	55	35	17

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, Series AAA, 5.3%, 7/1/27	(m)(r)	$355	$233	$110
Puerto Rico Electric Power Authority, Series AAA, 5.3%, 7/1/31	(m)(r)	120	78	37
Puerto Rico Electric Power Authority, Series B-3, 10.0%, 7/1/19	(m)(r)	10	8	3
Puerto Rico Electric Power Authority, Series BBB, 5.4%, 7/1/28	(m)(r)	1,690	1,269	494
Puerto Rico Electric Power Authority, Series C-1, 5.4%, 1/1/18	(m)(r)	30	23	9
Puerto Rico Electric Power Authority, Series C-2, 5.4%, 7/1/18	(m)(r)	20	16	6
Puerto Rico Electric Power Authority, Series C-3, 5.4%, 1/1/20	(m)(r)	5	4	1
Puerto Rico Electric Power Authority, Series CCC, 5.0%, 7/1/25	(m)(r)	5	4	2
Puerto Rico Electric Power Authority, Series CCC, 5.0%, 7/1/28	(m)(r)	25	20	8
Puerto Rico Electric Power Authority, Series E-1, 10.0%, 1/1/21	(m)(r)	69	61	21
Puerto Rico Electric Power Authority, Series E-2, 10.0%, 7/1/21	(m)(r)	69	61	21
Puerto Rico Electric Power Authority, Series E-3, 10.0%, 1/1/22	(m)(r)	18	16	6
Puerto Rico Electric Power Authority, Series E-4, 10.0%, 7/1/22	(m)(r)	18	16	6
Puerto Rico Electric Power Authority, Series EEE, 6.0%, 7/1/30	(m)(r)	25	16	7
Puerto Rico Electric Power Authority, Series EEE, 6.3%, 7/1/40	(m)(r)	5	3	1
Puerto Rico Electric Power Authority, Series V, 5.5%, 7/1/20	(m)(r)	15	12	5
Puerto Rico Electric Power Authority, Series WW, 5.3%, 7/1/33	(m)(r)	380	305	118
Puerto Rico Electric Power Authority, Series WW, 5.5%, 7/1/21	(m)(r)	80	67	25
Puerto Rico Electric Power Authority, Series XX, 5.3%, 7/1/35	(m)(r)	15	10	5
Puerto Rico Electric Power Authority, Series XX, 5.3%, 7/1/40	(m)(r)	75	47	23
Puerto Rico Electric Power Authority, Series YY, 6.1%, 7/1/40	(m)(r)	195	122	57
Puerto Rico Electric Power Authority, Series DDD, 3.8%, 7/1/22	(m)(r)	5	3	1
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/19	(m)(r)	10	8	3
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/49	(m)(r)	110	72	34
Puerto Rico Electric Power Authority, Series DDD, 5.0%, 7/1/49	(m)(r)	60	39	18
Puerto Rico Electric Power Authority, Series NN, 5.5%, 7/1/20	(m)(r)	30	21	9
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/20	(m)(r)	5	4	2
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/23	(m)(r)	25	22	8
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/24	(m)(r)	20	16	6
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/25	(m)(r)	80	68	25
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/27	(m)(r)	35	27	11

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, Series TT, 5.0%, 7/1/49	(m)(r)	$5	$3	$2
Puerto Rico Electric Power Authority, Series UU, 0.0%, 7/1/17	(m)(n)(r)	15	10	4
Puerto Rico Electric Power Authority, Series UU, 0.0%, 7/1/18	(m)(n)(r)	15	10	4
Puerto Rico Electric Power Authority, Series UU, 4.4%, 7/1/31 (L+0.7%)	(m)(n)(r)	110	80	32
Puerto Rico Electric Power Authority, Series UU, 4.5%, 7/1/25 (L+0.7%)	(m)(n)(r)	25	18	7
Puerto Rico Electric Power Authority, Series UU, 5.5%, 7/1/20	(m)(n)(r)	110	78	32
Puerto Rico Electric Power Authority, Series ZZ, 5.0%, 7/1/17	(m)(r)	15	11	5
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/19	(m)(r)	10	6	3
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/24	(m)(r)	5	4	2
Puerto Rico Electric Power Authority, Series ZZ, 5.3%, 7/1/25	(m)(r)	5	4	2
Total Municipal Bonds			4,831	2,641

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Emerging Markets Debt—0.8%
Petroleos Mexicanos, 6.7%, 2/16/32	(i)	Oil & Gas	1,831	$1,496	$1,496
Petroleos Mexicanos, 6.8%, 1/23/30	(i)	Oil & Gas	4,790	4,080	4,116
Total Emerging Markets Debt				5,576	5,612

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)

Preferred Equity—0.9%
Midwest Veterinary Partners LLC, 12.0%	(e)(s)	Healthcare-Services	1,765	1,729	1,620
Plains All American Pipeline LP, 9.4%		Pipelines	160,664	4,057	4,097
Verscend Intermediate Holding, 12.3%	(e)	Software	200	194	200
Total Preferred Equity				5,980	5,917

Common Equity—0.5%
ATD New Holdings, Inc.	(r)	Distribution/Wholesale	1,964	36	50
Endo International PLC, Rights, 5/12/25	(r)	Pharmaceuticals	4,143	—	39
Mallinckrodt PLC		Pharmaceuticals	7,015	293	266
Quorum Health Corp.	(e)(r)	Healthcare-Services	103,798	492	39
Quorum Litigation Trust	(e)(t)	Healthcare-Services	1,785	2	2
Quorum Litigation Trust, Initial Funding	(e)(r)(t)	Healthcare-Services	157,000	—	—
Quorum Litigation Trust, Units	(e)(r)	Healthcare-Services	2,399	2	2
Riverbed Profit Rights	(e)	Technology	5,652	—	—
Solocal Group	(r)	Internet	492,144	1,566	46
Superior Energy Equity New 144A	(h)(r)	Oil & Gas	1,228	—	95
Superior Energy Equity New Sec 1145	(r)	Oil & Gas	26,438	333	2,052
Utex Industries, Inc.	(r)	Miscellaneous Manufacturing	8,041	240	508

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Utex Industries, Inc., Warrants, 12/3/25, Strike $114.76	(e)(r)	Miscellaneous Manufacturing	2,245	$2	$2
Total Common Equity				2,966	3,101

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost(b)	Fair Value(c)
Short-Term Investments—0.9%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	(u)	5.18%	6,268,836	6,269	6,269
Total Short-Term Investments				6,269	6,269
TOTAL INVESTMENTS—116.2%				$793,491	802,333
LIABILITIES IN EXCESS OF OTHER ASSETS—(16.2)%(v)					(111,682)
NET ASSETS—100.0%					$690,651

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Security Description	Principal Amount(c)	Principal Value including Accrued Interest
Reverse Repurchase Agreements—(9.3)%
BNP Paribas 6.1%, agreement dated 11/10/23, to be repurchased on 2/8/24 (collateralized by Ball Corp., 5.3% due 7/1/25 (fair value $2,208))	$(3,882)	$(3,936)
BNP Paribas 5.9%, agreements dated 11/22/23 and 12/20/23, to be repurchased on 2/2/24 (collateralized by Bank of America Corp., 1.8% due 2/4/25 (fair value $2,115), Sprint LLC, 7.1% due 6/15/24 (fair value $3,676))	(3,416)	(3,456)
BNP Paribas 6.1%, agreement dated 12/27/23, to be repurchased on 3/26/24 (collateralized by BellRing Brands, Inc., 7.0% due 3/15/30 (fair value $1,554))	(1,367)	(1,375)
BNP Paribas 6.2%, agreements dated 1/2/24 and 1/4/24, to be repurchased on 4/2/24 (collateralized by DaVita, Inc., 4.6% due 6/1/30 (fair value $1,700), PetSmart, Inc. / PetSmart Finance Corp., 7.8% due 2/15/29 (fair value $1,631), Victoria's Secret & Co., 4.6% due 7/15/29 (fairvalue $2,060), Chemours Co., 5.8% due 11/15/28 (fair value $1,658), RingCentral, Inc. 8.5% due 8/15/30 (fair value $1,739) Olympus Water U.S. Holding Corp., 9.8% due 11/15/28 (fair value $2,480))	(9,867)	(9,916)
BNP Paribas 6.2%, agreement dated 1/16/24, to be repurchased on 2/15/24 (collateralized by Anchorage Capital CLO 4-R Ltd., 7.4% due 1/28/31 (fair value $847), Atrium IX, 7.6% due 5/28/30 (fair value $1,554)), HPS Loan Management Ltd., 7.7% due 10/15/30 (fair value $1,013), Venture XVII CLO Ltd., 8.4% due 4/15/27 (fair value $1,332))	(3,945)	(3,956)
BNP Paribas 6.0%, agreement dated 1/17/24, to be repurchased on 4/17/24 (collateralized by AHP Health Partners, Inc., 5.8% due 7/15/29 (fair value $1,296), Cloud Software Group, Inc., 9.0% due 9/30/29 (fair value $1,915)), CSC Holdings LLC, 6.5% due 2/1/29 (fair value $2,232), Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.9% due 8/15/27 (fair value $2,464), Royal Caribbean Cruises Ltd., 9.3% due 1/15/29 (fair value $2,026), Shelf Drilling Holdings Ltd., 9.6% due 4/15/29 (fair value $1,197), Station Casinos LLC, 4.6% due 12/1/31 (fair value $1,553))	(10,918)	(10,945)
BNP Paribas 6.2%, agreements dated 12/19/23, 1/26/24 and 1/31/24, to be repurchased on 3/19/24 (collateralized by Archrock Partners LP / Archrock Partners Finance Corp., 7.4% due 1/28/31 (fair value $847), Cloud Software Group, Inc., 7.0% due 3/31/29 (fair value $1,990), EQM Midstream Partners LP, 6.0% due 7/1/25 (fairvalue $2,446), Newfold Digital Holdings Group, Inc., 11.8% due 10/15/28 (fair value $2,678), Northern Oil & Gas, Inc., 9.0% due 6/15/31 (fair value $2,407) Seadrill Finance Ltd., 8.4% due 8/1/30 (fair value $2,648), Talen Energy Supply LLC, 8.6% due 6/1/31 (fair value $2,023), Viking Cruises Ltd., 7.0% due 2/15/29 (fair value $3,422), XPO, Inc., 7.1% due 2/1/32 (fair value $1,112), Service Properties Trust, 5.5% due 12/15/27 (fair value $1,412), LCPR Senior Secured Financing DAC, 5.1% due 7/15/29 (fair value $1,444))	(20,329)	(20,465)
Royal Bank of Canada 6.2%, agreement dated 12/1/23, to be repurchased on 3/1/24 (collateralized by Carnival Holdings Bermuda Ltd., 10.4% due 5/1/28 (fair value $1,283))	(1,031)	(1,042)
Royal Bank of Canada 5.9%, agreement dated 12/19/23, to be repurchased on 3/18/24 (collateralized by HCA, Inc., 5.4% due 2/1/25 (fair value $2,155))	(2,089)	(2,104)
Royal Bank of Canada 6.0%, agreement dated 1/17/24, to be repurchased on 4/16/24 (collateralized by Cinemark USA, Inc., 5.3% due 7/15/28 (fair value $1,691), EPR Properties, 3.6% due 11/15/31 (fair value $2,101)), Gates Global LLC / Gates Corp., 6.3% due 1/15/26 (fair value $2,164), Hess Midstream Operations LP, 4.3% due 2/15/30 (fair value $939), TransDigm, Inc., 6.3% due 3/15/26 (fair value $1,887))	(7,054)	(7,072)
Total Reverse Repurchase Agreements	(63,898)	(64,267)

Investments Sold Short
Portfolio Company(a)	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
Government Bonds Sold Short—(1.7)%
U.S. Treasury Notes, 4.9%, 10/31/28	Sovereign	$(10,951)	$(10,950)	$(11,415)
Total Government Bonds Sold Short			(10,950)	(11,415)
Total Investments Sold Short			$(10,950)	$(11,415)

Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	6/20/24	EUR	1,385	USD	1,517	$—	$12
JPMorgan Chase Bank, N.A.	6/20/24	EUR	3,031	USD	3,362	—	67
JPMorgan Chase Bank, N.A.	6/20/24	EUR	1,279	USD	1,419	—	28
JPMorgan Chase Bank, N.A.	6/20/24	EUR	2,608	USD	2,886	—	51
JPMorgan Chase Bank, N.A.	6/20/24	EUR	7,932	USD	8,778	—	155
JPMorgan Chase Bank, N.A.	6/20/24	GBP	995	USD	1,267	—	5
JPMorgan Chase Bank, N.A.	6/20/24	GBP	329	USD	419	—	2
JPMorgan Chase Bank, N.A.	6/20/24	GBP	683	USD	869	—	3

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Counterparty	Contract Settlement Date	Currency and Amount to be Received		Currency and Amount to be Delivered		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	6/20/24	USD	2,381	EUR	2,149	$45	$—
JPMorgan Chase Bank, N.A.	6/20/24	USD	327	EUR	295	6	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	2,711	EUR	2,445	53	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	2,424	EUR	2,186	48	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	2,723	EUR	2,456	54	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	2,395	EUR	2,160	47	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	3,329	EUR	3,061	1	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	13	GBP	10	—	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	274	GBP	216	—	—
State Street Bank and Trust Company	6/20/24	EUR	1,660	USD	1,800	5	—
State Street Bank and Trust Company	6/20/24	EUR	5,012	USD	5,434	15	—
State Street Bank and Trust Company	6/20/24	USD	11,914	EUR	10,744	235	—
State Street Bank and Trust Company	6/20/24	USD	3,489	EUR	3,146	69	—
State Street Bank and Trust Company	6/20/24	USD	1,636	EUR	1,475	32	—
State Street Bank and Trust Company	6/20/24	USD	2,092	EUR	1,896	31	—
State Street Bank and Trust Company	6/20/24	USD	1,401	EUR	1,288	1	—
State Street Bank and Trust Company	6/20/24	USD	466	GBP	365	3	—
State Street Bank and Trust Company	6/20/24	USD	897	GBP	705	3	—
State Street Bank and Trust Company	6/20/24	USD	826	GBP	649	3	—
State Street Bank and Trust Company	6/20/24	USD	405	GBP	318	1	—
Total Forward Foreign Currency Exchange Contracts						$652	$323

Interest Rate Swaps (Centrally Cleared)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co. LLC	3.80%	SOFR	USD 1,209	2/26/28	Annually	$(7)	$—	$7
Goldman Sachs International	2.93%	SOFR	USD 6	9/28/30	Annually	—	—	—
Goldman Sachs International	2.93%	SOFR	USD 24	9/28/30	Annually	1	1	—
Goldman Sachs International	2.94%	SOFR	USD 7	9/28/28	Annually	—	—	—
Goldman Sachs International	2.94%	SOFR	USD 33	9/28/28	Annually	1	1	—
Goldman Sachs International	2.99%	SOFR	USD 18	9/20/33	Annually	1	1	—
Goldman Sachs International	2.99%	SOFR	USD 11	9/28/33	Annually	1	1	—
Goldman Sachs International	3.02%	SOFR	USD 224	11/2/30	Annually	9	9	—
Goldman Sachs International	3.09%	SOFR	USD 255	7/18/33	Annually	13	13	—
Goldman Sachs International	3.18%	SOFR	USD 9	9/15/33	Annually	—	—	—
Goldman Sachs International	3.18%	SOFR	USD 112	9/15/33	Annually	5	5	—
Goldman Sachs International	3.20%	SOFR	USD 10	9/15/30	Annually	—	—	—
Goldman Sachs International	3.20%	SOFR	USD 71	9/15/30	Annually	2	2	—
Goldman Sachs International	3.27%	SOFR	USD 15	9/15/28	Annually	—	—	—
Goldman Sachs International	3.27%	SOFR	USD 97	9/15/28	Annually	2	2	—
Goldman Sachs International	3.29%	SOFR	USD 338	11/25/30	Annually	7	7	—
Goldman Sachs International	4.13%	SONIA	GBP 4,735	2/17/25	Annually	64	64	—

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	2.53%	SOFR	USD 88	10/18/29	Annually	$6	$6	$—
Goldman Sachs International	2.53%	SOFR	USD 12	10/18/29	Annually	1	1	—
Goldman Sachs International	2.54%	SOFR	USD 18	10/18/27	Annually	1	1	—
Goldman Sachs International	2.54%	SOFR	USD 122	10/18/27	Annually	6	6	—
Goldman Sachs International	2.61%	ESTRON	EUR 580	10/9/26	Annually	(2)	—	2
Goldman Sachs International	2.91%	ESTRON	EUR 819	10/9/25	Annually	(2)	—	2
Goldman Sachs International	3.16%	SOFR	USD 50	11/3/30	Annually	2	2	—
Goldman Sachs International	3.33%	ESTRON	EUR 2,125	10/9/26	Annually	(45)	—	45
Goldman Sachs International	3.53%	ESTRON	EUR 3,432	10/9/25	Annually	(40)	—	40
Goldman Sachs International	3.89%	SONIA	GBP 1,749	12/21/27	Annually	(5)	—	5
Goldman Sachs International	3.94%	SOFR	USD 65	3/8/31	Annually	(1)	—	1
Goldman Sachs International	4.66%	SOFR	USD 15,208	11/30/28	Annually	(668)	—	668
Total Interest Rate Swaps (Centrally Cleared)						$(648)	$122	$770
Cross-Currency Swaps (Over-The-Counter)
Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Securities LLC	ESTRON plus a spread of (0.098%)	SOFR	EUR 10,932	USD 12,009	12/27/26	Quarterly	$246	$246	$—
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.2525%)	SOFR	EUR 9,601	USD 10,519	6/26/26	Quarterly	223	223	—
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.24%)	SOFR	EUR 13,028	USD 14,151	8/25/26	Quarterly	200	200	—
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.2225%)	SOFR	EUR 13,109	USD 14,272	3/27/26	Quarterly	195	195	—
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.215%)	SOFR	EUR 4,000	USD 4,358	4/11/26	Quarterly	60	60	—
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.2475%)	SOFR	EUR 4,924	USD 5,333	3/31/26	Quarterly	48	48	—
JPMorgan Chase Bank, N.A.	SONIA plus a spread of (0.15875%)	SOFR	GBP 1,110	USD 1,402	8/29/26	Quarterly	1	1	—
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.185%)	SOFR	EUR 14,994	USD 16,014	3/8/26	Quarterly	(58)	—	58
JPMorgan Chase Bank, N.A.	SONIA plus a spread of (0.12%)	SOFR	GBP 1,879	USD 2,281	10/20/26	Quarterly	(101)	—	101
JPMorgan Chase Bank, N.A.	SONIO plus a spread of (0.9%)	SOFR	GBP 5,395	USD 6,709	4/21/26	Quarterly	(112)	—	112

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month SONIA plus a spread of (0.183%)	SOFR	GBP 4,590	USD 5,614	12/6/25	Quarterly	$(181)	$—	$181
JPMorgan Chase Bank, N.A.	3 Month SONIO plus a spread of (0.925%)	SOFR	GBP 2,743	USD 3,278	3/6/26	Quarterly	(191)	—	191
JPMorgan Chase Bank, N.A.	3 Month ESTRON plus a spread of (0.2550%)	SOFR	EUR 11,312	USD 11,844	12/6/25	Quarterly	(299)	—	299
JPMorgan Chase Bank, N.A.	ESTRON plus a spread of (0.1975%)	SOFR	EUR 27,724	USD 29,191	1/9/26	Quarterly	(630)	—	630
Total Cross-Currency Swaps (Over-The-Counter)							$(599)	$973	$1,572

Total Return Debt Swaps (Over-The-Counter)(e)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/2049), Series 2006	USD 363	6/1/24	Monthly	$(27)	$—	$27
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/2050), Series 2006	USD 689	6/1/24	Monthly	(43)	—	43
Total Total Return Debt Swaps (Over-The-Counter)						$(70)	$—	$70

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value is determined by FS Credit Income Fund's (the "Fund") investment adviser, FS Credit Income Advisor, LLC (“FS Credit Income Advisor'”), which has been designated by the Fund’s board of trustees as its valuation designee. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.
(d)	Certain variable rate securities in the Fund's portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of January 31, 2024, the one-month, three-month and six-month London Interbank Offered Rate ("LIBOR" or "L") was 5.44%, 5.58% and 5.59%, respectively, the one-month, three-month and six-month Euro Interbank Offered Rate ("EURIBOR" or "E") was 3.88%, 3.90% and 3.83%, respectively, the SIFMA Municipal Swap Index was 3.74%, the Sterling Overnight Index Average ("SONIA") was 5.19%, the U.S. Prime rate ("P") was 8.50%, and the one-month, three-month and six-month Secured Overnight Financing Rate ("SOFR" or "S") was 5.33%, 5.31% and 5.16%, respectively.
(e)	Security is classified as Level 3 in the Fund’s fair value hierarchy.

FS Credit Income Fund

Unaudited Consolidated Schedule of Investments (continued)

As of January 31, 2024

(in thousands, except share amounts)

(f)	All or a portion of this security is an unfunded commitment. As of January 31, 2024, the Fund had unfunded commitments of $1,945.
(g)	Position or portion thereof unsettled as of January 31, 2024.
(h)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by FS Credit Income Advisor and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $377,882, which represents approximately 54.7% of net assets as of January 31, 2024.
(i)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. ("BNP"). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of January 31, 2024, there were no securities rehypothecated by BNP.
(j)	Exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. Total market value of Regulation S securities amounts to $119,211, which represents approximately 17.3% of net assets as of January 31, 2024.
(k)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the reverse repurchase agreement.
(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(m)	Security is in default.
(n)	Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(o)	The security has a perpetual maturity; the date displayed is the next call date.
(p)	Issuer of the security is an affiliate of the Fund’s investment sub-adviser, GoldenTree Sub-Advisor.
(q)	Security is reflected in shares.
(r)	Security is non-income producing.
(s)	Security held within FS Credit Income Equity Blocker, LLC, a wholly-owned subsidiary of the Fund.
(t)	Number of shares for this security reflects the dollar amount of contributions made to the investment.
(u)	Rate represents the seven-day yield as of January 31, 2024. Morgan Stanley Institutional Liquidity Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.
(v)	Includes the effect of investments sold short, forward foreign currency exchange contracts, swap contracts and reverse repurchase agreements payable.

ABS	- Asset Backed Security
CLO	- Collateralized Loan Obligation
CMO	- Collateralized Mortgage Obligation
COP	- Certificates of Participation
EUR	- Euro
FRN	- Floating Rate Note
GBP	- British Pound
MBS	- Mortgage-Backed Security
USD	- U.S. Dollar
£	- British Pound
€	- Euro
$	- U.S. Dollar